NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	74,630	$2,170,420	$2,364,270	$-	$2,364,270	$2	$2,364,268
ALVSVA	122,463	2,183,315	2,243,527	160	2,243,687	-	2,243,687
AASCO	1,373,866	31,876,713	24,468,545	2,157	24,470,702	-	24,470,702
SVDF	26,161	679,946	632,309	-	632,309	8	632,301
SVOF	10,477	263,687	281,408	12	281,420	-	281,420
WFVSCG	13,964	149,703	130,280	-	130,280	9	130,271
MLVGA2	79,378	1,340,316	1,298,619	-	1,298,619	14	1,298,605
DSC	10,080	451,709	439,103	9	439,112	-	439,112
DSIF	215,720	12,326,247	17,205,828	-	17,205,828	2	17,205,826
DVSCS	772,569	13,332,044	14,980,118	55	14,980,173	-	14,980,173
FQB	216,757	2,265,288	2,215,254	-	2,215,254	30	2,215,224
FVU2	5,549	54,469	56,547	-	56,547	4	56,543
FAMP	1,434,910	21,921,135	23,604,268	1,121	23,605,389	-	23,605,389
FEIP	3,491,861	79,514,441	92,848,574	1,153	92,849,727	-	92,849,727
FEIS	328,242	7,482,501	8,652,456	-	8,652,456	10	8,652,446
FF10S	1,581	18,592	18,148	-	18,148	5	18,143
FF20S	120,012	1,605,480	1,516,947	-	1,516,947	12	1,516,935
FF30S	276,121	4,176,013	4,511,818	-	4,511,818	30	4,511,788
FGP	2,653,083	215,274,813	257,189,908	16,312	257,206,220	-	257,206,220
FGS	82,132	6,799,459	7,880,533	-	7,880,533	3	7,880,530
FHIP	1,635,790	8,410,295	7,720,930	36	7,720,966	-	7,720,966
FIGBP	1,602,646	20,084,365	17,597,055	-	17,597,055	321	17,596,734
FIGBS	154,854	1,912,448	1,673,968	-	1,673,968	9	1,673,959
FMCS	279,631	9,645,627	10,323,993	118	10,324,111	-	10,324,111
FNRS2	51,593	1,100,757	1,291,384	-	1,291,384	7	1,291,377
FOP	1,150,376	25,452,474	29,300,089	-	29,300,089	4,839	29,295,250
FOS	195,475	4,305,643	4,947,473	-	4,947,473	2	4,947,471
FVSS	150,957	2,258,020	2,329,273	22	2,329,295	-	2,329,295
FTVDM2	142,736	1,265,474	1,206,119	-	1,206,119	7	1,206,112
FTVFA2	10,121	45,389	53,034	-	53,034	3	53,031
FTVGI2	51,998	769,741	591,740	-	591,740	11	591,729
FTVSVI	400,044	5,810,212	6,128,674	122	6,128,796	-	6,128,796
TIF	35,883	512,041	505,237	-	505,237	6	505,231
ACEG	18,057	1,110,232	1,436,066	-	1,436,066	15	1,436,051
MSVMV	19,037	299,897	336,193	-	336,193	2	336,191
OVAG	43,009	3,105,776	3,355,986	123	3,356,109	-	3,356,109
OVGS	369,057	13,710,303	14,758,598	-	14,758,598	39	14,758,559
OVSB	107,438	486,211	460,909	-	460,909	14	460,895
OVSC	47,485	1,154,803	1,388,951	36	1,388,987	-	1,388,987
WRASP	23,297	210,530	216,428	-	216,428	5	216,423
JABS	56,343	2,343,435	3,064,499	-	3,064,499	40	3,064,459
JACAS	197,026	7,715,185	10,060,150	90	10,060,240	-	10,060,240
JAGTS	235,188	3,681,411	4,976,587	-	4,976,587	53	4,976,534
JAIGS	73,299	2,607,095	3,061,701	94	3,061,795	-	3,061,795
LACDV2	212,936	1,734,001	1,823,794	-	1,823,794	48	1,823,746
LACI2	5,387	57,835	57,558	-	57,558	8	57,550
LACIPS	117,838	1,125,660	1,079,863	3,855	1,083,718	-	1,083,718
LACMV2	93,435	1,792,198	1,836,658	19	1,836,677	-	1,836,677
LACU2	14,746	379,977	447,543	-	447,543	2	447,541
MV2IGI	128,997	2,766,757	3,089,471	-	3,089,471	18	3,089,453
MVFIC	135,503	2,758,743	2,930,926	-	2,930,926	19	2,930,907
MVIVSC	59,109	1,691,756	1,724,201	248	1,724,449	-	1,724,449
MSEM	9,240	61,137	50,729	-	50,729	6	50,723

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
EIF4	793,872	14,784,243	16,067,978	-	16,067,978	55	16,067,923
GBF	58,575	616,886	541,818	-	541,818	5	541,813
GBF4	827,564	8,752,537	7,646,688	768	7,647,456	-	7,647,456
GEM	180,076	2,123,794	1,979,037	120	1,979,157	-	1,979,157
GIG	53,555	571,685	624,992	-	624,992	6	624,986
GVAAA2	84,631	2,274,401	2,405,219	-	2,405,219	10	2,405,209
GVABD2	17,780	208,979	195,582	-	195,582	6	195,576
GVAGG2	63,793	2,105,795	2,390,309	-	2,390,309	9	2,390,300
GVAGI2	38,778	2,490,195	2,862,187	-	2,862,187	16	2,862,171
GVAGR2	27,772	2,889,169	3,791,985	-	3,791,985	20	3,791,965
GVDMA	1,883,963	18,389,624	19,065,706	-	19,065,706	121	19,065,585
GVDMC	232,055	2,366,204	2,264,859	-	2,264,859	27	2,264,832
GVEX4	20,082,466	192,668,784	229,542,583	1,890	229,544,473	-	229,544,473
GVIDA	501,648	5,565,985	5,768,950	-	5,768,950	26	5,768,924
GVIDC	73,646	734,678	720,254	-	720,254	13	720,241
GVIDM	3,814,508	39,437,029	35,970,813	2,706	35,973,519	-	35,973,519
HIBF	181,113	1,125,251	1,054,075	-	1,054,075	7	1,054,068
MCIF	357,322	7,311,615	7,200,045	181	7,200,226	-	7,200,226
MSBF	136,348	1,206,374	1,179,412	-	1,179,412	18	1,179,394
NVAMV1	269,820	4,184,087	4,781,209	-	4,781,209	4	4,781,205
NVAMVX	328,711	5,095,429	5,814,899	111	5,815,010	-	5,815,010
NVCBD1	38,960	398,147	349,862	-	349,862	9	349,853
NVCCA1	5,466	57,972	65,537	-	65,537	3	65,534
NVCCN1	279	2,781	3,054	-	3,054	1	3,053
NVCMA1	38,483	392,282	445,630	-	445,630	4	445,626
NVCMC1	459	4,933	5,359	-	5,359	3	5,356
NVCMD1	45,406	496,736	549,862	-	549,862	7	549,855
NVCRA1	45,045	492,047	637,839	-	637,839	4	637,835
NVCRB1	2,689	29,461	32,731	-	32,731	7	32,724
NVDBL2	3,142	44,678	44,334	-	44,334	3	44,331
NVDCA2	234	2,586	3,233	-	3,233	2	3,231
NVIE6	28,073	291,248	323,400	-	323,400	7	323,393
NVLCP1	90,483	995,401	881,306	-	881,306	35	881,271
NVMIG1	155,617	1,544,782	1,188,911	-	1,188,911	7	1,188,904
NVMIVX	1,598,711	16,119,908	18,401,166	1,264	18,402,430	-	18,402,430
NVMLG1	921,648	7,594,628	9,013,715	-	9,013,715	26	9,013,689
NVMMG1	7,648,216	69,362,232	56,826,247	3,710	56,829,957	-	56,829,957
NVMMV2	580,053	4,894,295	4,733,230	-	4,733,230	1	4,733,229
NVNMO1	1,996,508	20,418,322	19,965,083	653	19,965,736	-	19,965,736
NVNSR2	25,152	337,802	285,722	-	285,722	11	285,711
NVOLG1	7,545,856	137,111,581	193,324,819	2,723	193,327,542	-	193,327,542
NVRE1	414,779	2,901,612	3,309,939	117	3,310,056	-	3,310,056
NVSTB2	67,615	679,080	655,190	-	655,190	11	655,179
NVTIV3	9,218	97,927	107,017	-	107,017	8	107,009
SAM4	20,783,130	20,783,130	20,783,130	-	20,783,130	879	20,782,251
SCF4	1,016,495	18,223,998	20,258,750	-	20,258,750	40	20,258,710
SCGF	100,528	1,532,107	1,671,774	-	1,671,774	20	1,671,754
SCVF4	1,921,702	17,838,190	18,947,984	335	18,948,319	-	18,948,319
TRF4	6,438,414	105,893,195	147,954,764	-	147,954,764	14,625	147,940,139
AMCG	6,575	180,742	205,662	-	205,662	11	205,651
AMMCGS	23,526	609,464	626,257	-	626,257	5	626,252
AMSRS	128,247	3,486,018	5,120,913	-	5,120,913	50	5,120,863
AMTB	499,944	5,137,203	4,829,457	-	4,829,457	261	4,829,196

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PMVFBA	4,876	39,723	34,472	-	34,472	7	34,465
PMVLDA	14,360	144,760	138,428	-	138,428	13	138,415
PMVTRA	654	6,074	5,910	-	5,910	7	5,903
PVEIB	25,138	691,319	814,977	-	814,977	21	814,956
PVGOB	47,739	599,185	821,107	-	821,107	14	821,093
PVTIGB	2,411	33,854	37,109	-	37,109	12	37,097
TRHS2	58,015	2,749,489	2,762,696	-	2,762,696	14	2,762,682
VWBF	292,252	2,336,321	2,127,594	-	2,127,594	33	2,127,561
VWEM	1,357,499	15,585,790	12,448,264	829	12,449,093	-	12,449,093
VWHA	150,447	3,313,160	3,788,256	167	3,788,423	-	3,788,423
VVEI	166,784	3,694,788	4,179,617	2	4,179,619	-	4,179,619
VVHGB	171,684	1,969,608	1,795,820	-	1,795,820	9	1,795,811
VVHYB	287,841	2,173,155	2,130,025	-	2,130,025	4	2,130,021
VVMCI	327,678	7,022,086	8,794,890	-	8,794,890	4	8,794,886

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	MLVGA2	DSC
Reinvested dividends	$38,586	19,066	93,054	-	133	-	15,837	2,943
Mortality and expense risk charges (note 3)	(18,772)	(15,465)	(162,964)	(3,702)	(1,747)	(1,009)	(10,181)	(3,063)

Net investment income (loss)	19,814	3,601	(69,910)	(3,702)	(1,614)	(1,009)	5,656	(120)

Realized gain (loss) on investments	24,679	(39,314)	(420,510)	(14,908)	773	(1,016)	4,473	997
Change in unrealized gain (loss) on investments	180,206	122,962	2,263,131	116,361	9,578	24,914	16,420	15,816

Net gain (loss) on investments	204,885	83,648	1,842,621	101,453	10,351	23,898	20,893	16,813

Reinvested capital gains	91,664	108,563	-	-	27,756	-	82,664	-

Net increase (decrease) in contract owners’ equity resulting from operations	$316,363	195,812	1,772,711	97,751	36,493	22,889	109,213	16,693

Investment Activity*:	DSIF	DVSCS	FQB	FVU2	FAMP	FEIP	FEIS	FF10S
Reinvested dividends	$189,440	158,925	59,501	1,159	571,926	1,629,388	144,558	630
Mortality and expense risk charges (note 3)	(119,445)	(105,651)	(15,191)	(388)	(156,300)	(610,179)	(64,356)	(120)

Net investment income (loss)	69,995	53,274	44,310	771	415,626	1,019,209	80,202	510

Realized gain (loss) on investments	676,950	63,192	(27,169)	(201)	(22,862)	919,540	73,276	(200)
Change in unrealized gain (loss) on investments	1,632,364	578,045	56,373	6,672	1,249,228	5,114,830	475,743	484

Net gain (loss) on investments	2,309,314	641,237	29,204	6,471	1,226,366	6,034,370	549,019	284

Reinvested capital gains	1,008,128	311,349	-	-	150,781	5,321,469	498,429	15

Net increase (decrease) in contract owners’ equity resulting from operations	$3,387,437	1,005,860	73,514	7,242	1,792,773	12,375,048	1,127,650	809

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FF20S	FF30S	FGP	FGS	FHIP	FIGBP	FIGBS	FMCS
Reinvested dividends	$42,664	97,350	2,165	-	453,954	606,919	55,903	47,631
Mortality and expense risk charges (note 3)	(10,747)	(32,524)	(1,619,980)	(58,495)	(49,559)	(120,061)	(12,054)	(73,540)

Net investment income (loss)	31,917	64,826	(1,617,815)	(58,495)	404,395	486,858	43,849	(25,909)

Realized gain (loss) on investments	(15,208)	72,781	11,637,750	495,226	(118,396)	(199,209)	(19,448)	259,340
Change in unrealized gain (loss) on investments	39,246	214,793	(2,618,211)	(198,912)	308,559	(95,345)	(11,163)	27,434

Net gain (loss) on investments	24,038	287,574	9,019,539	296,314	190,163	(294,554)	(30,611)	286,774

Reinvested capital gains	43,300	9,654	54,276,440	1,708,762	-	-	-	1,320,971

Net increase (decrease) in contract owners’ equity resulting from operations	$99,255	362,054	61,678,164	1,946,581	594,558	192,304	13,238	1,581,836

Investment Activity*:	FNRS2	FOP	FOS	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVSVI
Reinvested dividends	$28,627	490,747	78,868	21,588	46,434	1,082	-	66,252
Mortality and expense risk charges (note 3)	(10,173)	(204,798)	(36,841)	(16,639)	(8,787)	(394)	(4,429)	(43,119)

Net investment income (loss)	18,454	285,949	42,027	4,949	37,647	688	(4,429)	23,133

Realized gain (loss) on investments	171,238	726,709	51,868	65,353	8,224	(101)	(18,903)	(135,711)
Change in unrealized gain (loss) on investments	(138,290)	(1,026,672)	(125,651)	(207,888)	24,058	3,603	(56,373)	623,576

Net gain (loss) on investments	32,948	(299,963)	(73,783)	(142,535)	32,282	3,502	(75,276)	487,865

Reinvested capital gains	-	1,352,828	224,904	326,252	8,924	-	-	130,643

Net increase (decrease) in contract owners’ equity resulting from operations	$51,402	1,338,814	193,148	188,666	78,853	4,190	(79,705)	641,641

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	TIF	ACEG	MSVMV	OVAG	OVGS	OVSB	OVSC	WRASP
Reinvested dividends	$13,670	-	3,079	-	-	13,714	-	4,097
Mortality and expense risk charges (note 3)	(3,272)	(8,929)	(2,232)	(23,413)	(108,366)	(3,286)	(9,588)	(1,593)

Net investment income (loss)	10,398	(8,929)	847	(23,413)	(108,366)	10,428	(9,588)	2,504

Realized gain (loss) on investments	1,528	14,795	(16,219)	2,418	(17,173)	(8,040)	14,705	561
Change in unrealized gain (loss) on investments	(20,230)	353,544	103,922	665,413	1,308,648	8,429	96,659	11,415

Net gain (loss) on investments	(18,702)	368,339	87,703	667,831	1,291,475	389	111,364	11,976

Reinvested capital gains	-	-	7,139	-	856,308	-	49,316	8,235

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,304)	359,410	95,689	644,418	2,039,417	10,817	151,092	22,715

Investment Activity*:	JABS	JACAS	JAGTS	JAIGS	LACDV2	LACI2	LACIPS	LACMV2
Reinvested dividends	$51,676	982	-	41,746	17,456	394	34,539	38,101
Mortality and expense risk charges (note 3)	(19,698)	(71,004)	(31,065)	(21,886)	(9,421)	(392)	(7,038)	(8,624)

Net investment income (loss)	31,978	(70,022)	(31,065)	19,860	8,035	2	27,501	29,477

Realized gain (loss) on investments	106,573	414,202	193,092	182,843	19,198	3,456	29,090	2,842
Change in unrealized gain (loss) on investments	250,455	1,319,731	946,013	(53,138)	89,793	(278)	(45,797)	44,461

Net gain (loss) on investments	357,028	1,733,933	1,139,105	129,705	108,991	3,178	(16,707)	47,303

Reinvested capital gains	-	596,662	-	-	-	-	-	33,286

Net increase (decrease) in contract owners’ equity resulting from operations	$389,006	2,260,573	1,108,040	149,565	117,026	3,180	10,794	110,066

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LACU2	MV2IGI	MVFIC	MVIVSC	MSEM	EIF4	GBF	GBF4
Reinvested dividends	$-	10,472	48,009	20,844	5,188	281,867	17,761	256,385
Mortality and expense risk charges (note 3)	(1,716)	(20,207)	(20,475)	(11,341)	(324)	(114,340)	(3,940)	(49,776)

Net investment income (loss)	(1,716)	(9,735)	27,534	9,503	4,864	167,527	13,821	206,609

Realized gain (loss) on investments	645	69,739	54,884	34,563	(1,905)	737,128	(4,778)	(161,682)
Change in unrealized gain (loss) on investments	67,566	103,901	(5,168)	(19,182)	2,099	(115,113)	(7,698)	(16,885)

Net gain (loss) on investments	68,211	173,640	49,716	15,381	194	622,015	(12,476)	(178,567)

Reinvested capital gains	4,932	262,500	217,433	81,121	-	657,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,427	426,405	294,683	106,005	5,058	1,446,627	1,345	28,042

Investment Activity*:	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$25,723	15,774	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(14,119)	(3,823)	(10,434)	(1,357)	(18,354)	(12,726)	(22,095)	(145,213)

Net investment income (loss)	11,604	11,951	(10,434)	(1,357)	(18,354)	(12,726)	(22,095)	(145,213)

Realized gain (loss) on investments	21,754	3,494	6,263	(7,101)	54,242	50,895	104,345	(1,040,204)
Change in unrealized gain (loss) on investments	67,929	29,629	129,078	8,477	103,240	191,930	558,117	3,141,384

Net gain (loss) on investments	89,683	33,123	135,341	1,376	157,482	242,825	662,462	2,101,180

Reinvested capital gains	-	-	44,964	-	138,012	73,639	106,026	-

Net increase (decrease) in contract owners’ equity resulting from operations	$101,287	45,074	169,871	19	277,140	303,738	746,393	1,955,967

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MSBF
Reinvested dividends	$-	2,099,095	-	-	-	57,339	74,599	72,898
Mortality and expense risk charges (note 3)	(16,608)	(1,455,605)	(42,974)	(5,449)	(230,753)	(7,509)	(49,453)	(8,308)

Net investment income (loss)	(16,608)	643,490	(42,974)	(5,449)	(230,753)	49,830	25,146	64,590

Realized gain (loss) on investments	(31,106)	(227,200)	(73,669)	913	(1,117,525)	(23,202)	(51,448)	(9,139)
Change in unrealized gain (loss) on investments	165,843	45,155,105	763,427	27,580	4,218,382	29,176	513,373	50,257

Net gain (loss) on investments	134,737	44,927,905	689,758	28,493	3,100,857	5,974	461,925	41,118

Reinvested capital gains	-	151,893	-	-	-	-	328,195	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,129	45,723,288	646,784	23,044	2,870,104	55,804	815,266	105,708

Investment Activity*:	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1
Reinvested dividends	$82,760	108,656	11,388	-	-	-	-	-
Mortality and expense risk charges (note 3)	(35,017)	(41,418)	(2,460)	(485)	(22)	(3,205)	(36)	(3,846)

Net investment income (loss)	47,743	67,238	8,928	(485)	(22)	(3,205)	(36)	(3,846)

Realized gain (loss) on investments	86,480	233,037	(4,557)	(93)	54	5,089	70	9,321
Change in unrealized gain (loss) on investments	182,577	78,875	(2,105)	7,026	103	41,287	297	35,966

Net gain (loss) on investments	269,057	311,912	(6,662)	6,933	157	46,376	367	45,287

Reinvested capital gains	348,597	409,520	-	616	-	7,224	7	7,241

Net increase (decrease) in contract owners’ equity resulting from operations	$665,397	788,670	2,266	7,064	135	50,395	338	48,682

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVIE6	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$-	-	-	-	7,667	30,071	4,045	1,148,668
Mortality and expense risk charges (note 3)	(4,795)	(482)	(332)	(23)	(2,194)	(5,398)	(8,942)	(123,631)

Net investment income (loss)	(4,795)	(482)	(332)	(23)	5,473	24,673	(4,897)	1,025,037

Realized gain (loss) on investments	25,592	6,038	(609)	65	4,524	(10,373)	(14,470)	386,198
Change in unrealized gain (loss) on investments	58,378	402	3,912	249	21,405	(1,632)	(4,208)	(709,194)

Net gain (loss) on investments	83,970	6,440	3,303	314	25,929	(12,005)	(18,678)	(322,996)

Reinvested capital gains	6,639	253	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,814	6,211	2,971	291	31,402	12,668	(23,575)	702,041

Investment Activity*:	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSTB2
Reinvested dividends	$67,066	-	47,342	83,527	499	2,249,394	77,325	26,743
Mortality and expense risk charges (note 3)	(61,552)	(366,491)	(33,984)	(127,203)	(2,099)	(1,282,463)	(23,646)	(4,748)

Net investment income (loss)	5,514	(366,491)	13,358	(43,676)	(1,600)	966,931	53,679	21,995

Realized gain (loss) on investments	(261,810)	(1,921,991)	(76,440)	378,738	(543)	4,841,669	53,184	(2,192)
Change in unrealized gain (loss) on investments	1,484,019	11,171,589	327,960	(3,216,699)	(14,755)	31,130,741	202,895	8,239

Net gain (loss) on investments	1,222,209	9,249,598	251,520	(2,837,961)	(15,298)	35,972,410	256,079	6,047

Reinvested capital gains	644,165	-	82,472	6,507,549	37,378	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,871,888	8,883,107	347,350	3,625,912	20,480	36,939,341	309,758	28,042

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVTIV3	SAM4	SCF4	SCGF	SCVF4	TRF4	AMCG	AMMCGS
Reinvested dividends	$6,496	996,330	24,339	-	138,658	1,578,949	-	-
Mortality and expense risk charges (note 3)	(807)	(141,633)	(137,692)	(11,786)	(132,642)	(831,108)	(1,034)	(4,297)

Net investment income (loss)	5,689	854,697	(113,353)	(11,786)	6,016	747,841	(1,034)	(4,297)

Realized gain (loss) on investments	498	-	852	7,666	(687,981)	7,364,607	4,444	3,433
Change in unrealized gain (loss) on investments	(2,550)	-	1,872,182	302,599	1,571,657	4,321,166	21,328	87,845

Net gain (loss) on investments	(2,052)	-	1,873,034	310,265	883,676	11,685,773	25,772	91,278

Reinvested capital gains	-	-	581,096	-	170,249	5,413,747	9,296	36,362

Net increase (decrease) in contract owners’ equity resulting from operations	$3,637	854,697	2,340,777	298,479	1,059,941	17,847,361	34,034	123,343

Investment Activity*:	AMSRS	AMTB	PMVFBA	PMVLDA	PMVTRA	PVEIB	PVGOB	PVTIGB
Reinvested dividends	$10,954	274,186	1,513	5,542	241	6,582	-	1,149
Mortality and expense risk charges (note 3)	(30,053)	(34,197)	(333)	(1,044)	(36)	(4,855)	(4,830)	(320)

Net investment income (loss)	(19,099)	239,989	1,180	4,498	205	1,727	(4,830)	829

Realized gain (loss) on investments	109,935	(48,370)	(5,853)	(950)	(7)	10,746	58,360	4,908
Change in unrealized gain (loss) on investments	739,078	68,626	3,146	1,527	(85)	60,967	115,617	(4,139)

Net gain (loss) on investments	849,013	20,256	(2,707)	577	(92)	71,713	173,977	769

Reinvested capital gains	235,983	-	-	-	-	26,790	30,555	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,065,897	260,245	(1,527)	5,075	113	100,230	199,702	1,598

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHGB	VVHYB	VVMCI
Reinvested dividends	$-	156,262	219,529	104,575	126,704	45,158	113,536	116,043
Mortality and expense risk charges (note 3)	(21,136)	(14,325)	(87,764)	(27,286)	(41,215)	(16,009)	(19,520)	(80,400)

Net investment income (loss)	(21,136)	141,937	131,765	77,289	85,489	29,149	94,016	35,643

Realized gain (loss) on investments	70,546	(52,199)	(351,648)	69,308	98,456	(15,191)	(8,710)	173,955
Change in unrealized gain (loss) on investments	(279,174)	(43,860)	325,124	(276,301)	123,854	(9,694)	22,698	789,545

Net gain (loss) on investments	(208,628)	(96,059)	(26,524)	(206,993)	222,310	(24,885)	13,988	963,500

Reinvested capital gains	259,908	-	-	-	267,100	-	-	96,712

Net increase (decrease) in contract owners’ equity resulting from operations	$30,144	45,878	105,241	(129,704)	574,899	4,264	108,004	1,095,855

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVGIA		ALVSVA		AASCO		SVDF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$19,814	18,453	3,601	6,175	(69,910)	(150,629)	(3,702)	(3,279)

Realized gain (loss) on investments	24,679	(11,951)	(39,314)	(75,091)	(420,510)	(872,196)	(14,908)	(16,021)

Change in unrealized gain (loss) on investments	180,206	63,094	122,962	241,491	2,263,131	4,383,212	116,361	116,360

Reinvested capital gains	91,664	185,205	108,563	167,420	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	316,363	254,801	195,812	339,995	1,772,711	3,360,387	97,751	97,060

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	62,601	98,622	83,258	67,433	787,939	803,062	14,841	13,575
Transfers between funds	(5)	(3)	(85)	-	17,046	(9,842)	5	1
Surrenders (notes 2, 3, 4, 5 and 6)	(489,115)	(215,374)	(207,737)	(620,439)	(2,372,787)	(2,168,743)	(56,830)	(50,622)
Adjustments to maintain reserves	10	(1,788)	145	(1,988)	2,096	(624)	(1)	1,163

Net equity transactions	(426,509)	(118,543)	(124,419)	(554,994)	(1,565,706)	(1,376,147)	(41,985)	(35,883)

Net change in contract owners’ equity	(110,146)	136,258	71,393	(214,999)	207,005	1,984,240	55,766	61,177

Contract owners’ equity at beginning of period	2,474,414	2,338,156	2,172,294	2,387,293	24,263,697	22,279,457	576,535	515,358

Contract owners’ equity at end of period	$2,364,268	2,474,414	2,243,687	2,172,294	24,470,702	24,263,697	632,301	576,535

CHANGE IN UNITS:
Beginning units	4,399	4,606	2,857	3,765	43,739	46,401	203	218
Units purchased	200	308	144	136	2,629	2,406	7	8
Units surrendered	(881)	(515)	(303)	(1,044)	(4,965)	(5,068)	(21)	(23)

Ending units	3,718	4,399	2,698	2,857	41,403	43,739	189	203

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SVOF		WFVSCG		MLVGA2		DSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,614)	(1,521)	(1,009)	(969)	5,656	17,264	(120)	(1,519)
Realized gain (loss) on investments	773	(2,482)	(1,016)	(9,520)	4,473	(5,189)	997	587

Change in unrealized gain (loss) on investments	9,578	38,993	24,914	15,939	16,420	128,802	15,816	26,002
Reinvested capital gains	27,756	20,569	-	-	82,664	-	-	8,867

Net increase (decrease) in contract owners’ equity resulting from operations	36,493	55,559	22,889	5,450	109,213	140,877	16,693	33,937

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,325	3,688	5,184	6,679	26,691	33,311	13,551	11,781
Transfers between funds	(1)	-	-	2	-	2	(1)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(17,383)	(27,363)	(21,233)	(35,845)	(172,736)	(38,870)	(13,316)	(33,270)
Adjustments to maintain reserves	3	834	(7)	70	(10)	(14)	18	(1,229)

Net equity transactions	(13,056)	(22,841)	(16,056)	(29,094)	(146,055)	(5,571)	252	(22,718)

Net change in contract owners’ equity	23,437	32,718	6,833	(23,644)	(36,842)	135,306	16,945	11,219

Contract owners’ equity at beginning of period	257,983	225,265	123,438	147,082	1,335,447	1,200,141	422,167	410,948

Contract owners’ equity at end of period	$281,420	257,983	130,271	123,438	1,298,605	1,335,447	439,112	422,167

CHANGE IN UNITS:
Beginning units	137	158	281	346	5,775	5,800	1,170	1,226
Units purchased	17	6	11	20	141	186	44	39
Units surrendered	(15)	(27)	(40)	(85)	(729)	(211)	(42)	(95)

Ending units	139	137	252	281	5,187	5,775	1,172	1,170

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSIF		DVSCS		FQB		FVU2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$69,995	93,176	53,274	42,964	44,310	36,004	771	715
Realized gain (loss) on investments	676,950	506,316	63,192	(45,760)	(27,169)	(41,732)	(201)	(3,732)

Change in unrealized gain (loss) on investments	1,632,364	1,912,623	578,045	1,091,620	56,373	101,563	6,672	7,121
Reinvested capital gains	1,008,128	497,144	311,349	721,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,387,437	3,009,259	1,005,860	1,810,165	73,514	95,835	7,242	4,104

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	925,877	751,687	562,398	376,000	541,780	240,030	2,361	3,219
Transfers between funds	(16)	1	(55)	(40)	(52)	3	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,569,939)	(1,654,083)	(629,700)	(1,034,690)	(317,225)	(309,201)	(2,157)	(16,713)
Adjustments to maintain reserves	-	(1,611)	54	(1,889)	(21)	607	(3)	(43)

Net equity transactions	(644,078)	(904,006)	(67,303)	(660,619)	224,482	(68,561)	201	(13,537)

Net change in contract owners’ equity	2,743,359	2,105,253	938,557	1,149,546	297,996	27,274	7,443	(9,433)

Contract owners’ equity at beginning of period	14,462,467	12,357,214	14,041,616	12,892,070	1,917,228	1,889,954	49,100	58,533

Contract owners’ equity at end of period	$17,205,826	14,462,467	14,980,173	14,041,616	2,215,224	1,917,228	56,543	49,100

CHANGE IN UNITS:
Beginning units	21,883	23,387	20,169	21,058	9,920	10,292	416	534
Units purchased	1,546	1,612	1,418	1,091	1,644	1,598	19	31
Units surrendered	(2,394)	(3,116)	(1,572)	(1,980)	(1,683)	(1,970)	(17)	(149)

Ending units	21,035	21,883	20,015	20,169	9,881	9,920	418	416

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FAMP				FCP				FEIP				FEIS

	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$415,626		379,759		-		-		1,019,209		1,040,027		80,202		80,603
Realized gain (loss) on investments		(22,862)		(285,814)		-		-		919,540		480,138		73,276		27,104

Change in unrealized gain (loss) on investments		1,249,228		2,259,110		-		-		5,114,830		3,965,269		475,743		366,011
Reinvested capital gains		150,781		244,756		-		-		5,321,469		2,373,457		498,429		215,171

Net increase (decrease) in contract owners’ equity resulting from operations		1,792,773		2,597,811		-		-		12,375,048		7,858,891		1,127,650		688,889

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		1,170,891		1,020,069		53		-		2,844,378		2,956,319		308,195		270,012
Transfers between funds		72		49,637		27		-		50,595		32,433		(3)		(2)
Surrenders (notes 2, 3, 4, 5 and 6)		(2,710,891)		(2,321,370)		(79)		(1)		(8,761,045)		(7,519,721)		(663,150)		(388,672)
Adjustments to maintain reserves		978		(281)		(1)		1		(705)		1,730		(4)		(92)

Net equity transactions		(1,538,950)		(1,251,945)		-		-		(5,866,777)		(4,529,239)		(354,962)		(118,754)

Net change in contract owners’ equity		253,823		1,345,866		-		-		6,508,271		3,329,652		772,688		570,135

Contract owners’ equity at beginning of period		23,351,566		22,005,700		-		-		86,341,456		83,011,804		7,879,758		7,309,623

Contract owners’ equity at end of period		$23,605,389		23,351,566		-		-		92,849,727		86,341,456		8,652,446		7,879,758

CHANGE IN UNITS:
Beginning units		26,999		28,560		-		-		57,553		60,710		17,636		17,949
Units purchased		1,962		2,061		1		-		2,798		3,795		740		1,216
Units surrendered		(3,638)		(3,622)		(1)		-		(6,674)		(6,952)		(1,445)		(1,529)

Ending units		25,323		26,999		-		-		53,677		57,553		16,931		17,636

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FF10S				FF20S				FF30S				FGP

	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$510		806		31,917		37,730		64,826		67,707		(1,617,815)		(1,008,471)
Realized gain (loss) on investments		(200)		(6,102)		(15,208)		(37,610)		72,781		12,312		11,637,750		9,350,531

Change in unrealized gain (loss) on investments		484		4,868		39,246		158,489		214,793		440,396		(2,618,211)		40,774,781
Reinvested capital gains		15		2,910		43,300		12,153		9,654		-		54,276,440		9,017,721

Net increase (decrease) in contract owners’ equity resulting from operations		809		2,482		99,255		170,762		362,054		520,415		61,678,164		58,134,562

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		1,066		1,166		75,242		100,974		145,105		92,359		4,697,993		4,550,779
Transfers between funds		-		-		-		(136)		(1)		1		(110,705)		203,048
Surrenders (notes 2, 3, 4, 5 and 6)		(1,328)		(29,949)		(142,786)		(475,877)		(275,851)		(203,171)		(23,625,559)		(18,518,045)
Adjustments to maintain reserves		(2)		104		(6)		93		(25)		73		13,757		(3,687)

Net equity transactions		(264)		(28,679)		(67,550)		(374,946)		(130,772)		(110,738)		(19,024,514)		(13,767,905)

Net change in contract owners’ equity		545		(26,197)		31,705		(204,184)		231,282		409,677		42,653,650		44,366,657

Contract owners’ equity at beginning of period		17,598		43,795		1,485,230		1,689,414		4,280,506		3,870,829		214,552,570		170,185,913

Contract owners’ equity at end of period		$18,143		17,598		1,516,935		1,485,230		4,511,788		4,280,506		257,206,220		214,552,570

CHANGE IN UNITS:
Beginning units		76		206		5,554		7,039		13,885		14,282		83,960		91,417
Units purchased		5		6		289		425		492		379		2,470		3,129
Units surrendered		(6)		(136)		(531)		(1,910)		(899)		(776)		(9,254)		(10,586)

Ending units		75		76		5,312		5,554		13,478		13,885		77,176		83,960

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FGS				FHIP				FIGBP				FIGBS

	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(58,495)		(44,664)		404,395		360,842		486,858		320,243		43,849		27,759
Realized gain (loss) on investments		495,226		292,665		(118,396)		(129,785)		(199,209)		(243,959)		(19,448)		(22,522)

Change in unrealized gain (loss) on investments		(198,912)		1,339,757		308,559		450,696		(95,345)		823,258		(11,163)		74,007
Reinvested capital gains		1,708,762		295,765		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,946,581		1,883,523		594,558		681,753		192,304		899,542		13,238		79,244

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		187,137		162,356		349,868		391,728		1,494,197		1,211,559		109,601		75,387
Transfers between funds		11		1		4,780		2,797		(2,872)		(41,632)		-		-
Surrenders (notes 2, 3, 4, 5 and 6)		(1,095,624)		(734,875)		(750,081)		(832,525)		(1,495,115)		(1,638,749)		(77,855)		(55,372)
Adjustments to maintain reserves		(5)		(109)		(70)		65		(274)		1,460		(6)		(64)

Net equity transactions		(908,481)		(572,627)		(395,503)		(437,935)		(4,064)		(467,362)		31,740		19,951

Net change in contract owners’ equity		1,038,100		1,310,896		199,055		243,818		188,240		432,180		44,978		99,195

Contract owners’ equity at beginning of period		6,842,430		5,531,534		7,521,911		7,278,093		17,408,494		16,976,314		1,628,981		1,529,786

Contract owners’ equity at end of period		$7,880,530		6,842,430		7,720,966		7,521,911		17,596,734		17,408,494		1,673,959		1,628,981

CHANGE IN UNITS:
Beginning units		8,346		9,114		14,977		15,833		41,705		42,302		9,328		9,227
Units purchased		232		254		1,186		1,276		6,332		5,136		1,132		893
Units surrendered		(1,143)		(1,022)		(2,215)		(2,132)		(5,048)		(5,733)		(956)		(792)

Ending units		7,435		8,346		13,948		14,977		42,989		41,705		9,504		9,328

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FMCS				FNRS2				FOP				FOS

	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(25,909)		(18,440)		18,454		25,904		285,949		104,640		42,027		8,997
Realized gain (loss) on investments		259,340		4,722		171,238		143,349		726,709		397,247		51,868		49,087

Change in unrealized gain (loss) on investments		27,434		1,010,363		(138,290)		(169,750)		(1,026,672)		4,440,348		(125,651)		699,539
Reinvested capital gains		1,320,971		259,862		-		-		1,352,828		73,617		224,904		11,569

Net increase (decrease) in contract owners’ equity resulting from operations		1,581,836		1,256,507		51,402		(497)		1,338,814		5,015,852		193,148		769,192

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		303,316		324,952		100,189		227,518		1,153,013		1,278,440		193,355		191,077
Transfers between funds		(106)		(13)		(21)		(49)		(105,416)		(3,958)		2		2
Surrenders (notes 2, 3, 4, 5 and 6)		(1,424,480)		(1,110,514)		(279,484)		(314,870)		(2,444,721)		(3,133,436)		(52,068)		(347,725)
Adjustments to maintain reserves		128		(322)		(6)		(143)		(2,058)		(3,214)		10		37

Net equity transactions		(1,121,142)		(785,897)		(179,322)		(87,544)		(1,399,182)		(1,862,168)		141,299		(156,609)

Net change in contract owners’ equity		460,694		470,610		(127,920)		(88,041)		(60,368)		3,153,684		334,447		612,583

Contract owners’ equity at beginning of period		9,863,417		9,392,807		1,419,297		1,507,338		29,355,618		26,201,934		4,613,024		4,000,441

Contract owners’ equity at end of period		$10,324,111		9,863,417		1,291,377		1,419,297		29,295,250		29,355,618		4,947,471		4,613,024

CHANGE IN UNITS:
Beginning units		11,034		11,737		5,658		6,003		51,111		54,687		12,441		12,894
Units purchased		435		527		477		1,048		4,348		3,758		1,069		785
Units surrendered		(1,459)		(1,230)		(1,147)		(1,393)		(6,046)		(7,334)		(701)		(1,238)

Ending units		10,010		11,034		4,988		5,658		49,413		51,111		12,809		12,441

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FVSS				FTVDM2				FTVFA2				FTVGI2

	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$4,949		6,866		37,647		14,537		688		342		(4,429)		(4,659)
Realized gain (loss) on investments		65,353		99,354		8,224		1,287		(101)		(1,067)		(18,903)		(26,173)

Change in unrealized gain (loss) on investments		(207,888)		207,763		24,058		103,573		3,603		6,019		(56,373)		44,534
Reinvested capital gains		326,252		80,592		8,924		816		-		803		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		188,666		394,575		78,853		120,213		4,190		6,097		(79,705)		13,702

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)		78,229		335,046		48,671		62,002		4,023		3,661		36,271		40,031
Transfers between funds		-		116		-		-		-		-		-		2
Surrenders (notes 2, 3, 4, 5 and 6)		(176,209)		(714,965)		(78,323)		(42,740)		(5,119)		(4,557)		(41,798)		(81,635)
Adjustments to maintain reserves		30		2,230		(5)		32		(2)		(25)		(8)		67

Net equity transactions		(97,950)		(377,573)		(29,657)		19,294		(1,098)		(921)		(5,535)		(41,535)

Net change in contract owners’ equity		90,716		17,002		49,196		139,507		3,092		5,176		(85,240)		(27,833)

Contract owners’ equity at beginning of period		2,238,579		2,221,577		1,156,916		1,017,409		49,939		44,763		676,969		704,802

Contract owners’ equity at end of period		$2,329,295		2,238,579		1,206,112		1,156,916		53,031		49,939		591,729		676,969

CHANGE IN UNITS:
Beginning units		3,165		3,812		9,592		9,431		263		268		7,817		8,315
Units purchased		145		479		570		646		22		22		901		615
Units surrendered		(240)		(1,126)		(805)		(485)		(27)		(27)		(954)		(1,113)

Ending units		3,070		3,165		9,357		9,592		258		263		7,764		7,817

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVSVI		TIF		ACEG		MSVMV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$23,133	1,818	10,398	12,632	(8,929)	(5,799)	847	183
Realized gain (loss) on investments	(135,711)	(176,140)	1,528	(1,600)	14,795	(13,261)	(16,219)	(2,564)

Change in unrealized gain (loss) on investments	623,576	533,330	(20,230)	73,514	353,544	262,272	103,922	(19,917)
Reinvested capital gains	130,643	298,301	-	-	-	20,820	7,139	68,063

Net increase (decrease) in contract owners’ equity resulting from operations	641,641	657,309	(8,304)	84,546	359,410	264,032	95,689	45,765

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	264,552	199,334	62,020	14,126	90,634	284,718	3,726	3,948
Transfers between funds	(243)	16	(6)	(2)	(289)	-	(2)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(612,880)	(682,669)	(32,379)	(42,054)	(63,768)	(106,865)	(117,115)	(8,121)
Adjustments to maintain reserves	103	(2,786)	(14)	703	(26)	520	(2)	68

Net equity transactions	(348,468)	(486,105)	29,621	(27,227)	26,551	178,373	(113,393)	(4,105)

Net change in contract owners’ equity	293,173	171,204	21,317	57,319	385,961	442,405	(17,704)	41,660

Contract owners’ equity at beginning of period	5,835,623	5,664,419	483,914	426,595	1,050,090	607,685	353,895	312,235

Contract owners’ equity at end of period	$6,128,796	5,835,623	505,231	483,914	1,436,051	1,050,090	336,191	353,895

CHANGE IN UNITS:
Beginning units	8,458	9,166	720	773	2,613	2,084	301	305
Units purchased	418	420	24	7	319	823	3	3
Units surrendered	(851)	(1,128)	(55)	(60)	(252)	(294)	(84)	(7)

Ending units	8,025	8,458	689	720	2,680	2,613	220	301

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVAG		OVGS		OVSB		OVSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(23,413)	(19,313)	(108,366)	(63,241)	10,428	(3,107)	(9,588)	5,422
Realized gain (loss) on investments	2,418	(26,491)	(17,173)	(193,570)	(8,040)	(15,427)	14,705	3,477

Change in unrealized gain (loss) on investments	665,413	354,128	1,308,648	2,435,279	8,429	51,827	96,659	185,500
Reinvested capital gains	-	-	856,308	1,475,039	-	-	49,316	-

Net increase (decrease) in contract owners’ equity resulting from operations	644,418	308,324	2,039,417	3,653,507	10,817	33,293	151,092	194,399

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	49,643	52,320	357,028	355,680	35,960	33,528	38,959	36,388
Transfers between funds	(5)	4	5	(26)	(1)	(1)	(38)	(5)
Surrenders (notes 2, 3, 4, 5 and 6)	(120,491)	(118,531)	(1,303,774)	(1,534,790)	(30,441)	(62,089)	(83,200)	(112,238)
Adjustments to maintain reserves	125	262	12	85	(16)	315	55	(653)

Net equity transactions	(70,728)	(65,945)	(946,729)	(1,179,051)	5,502	(28,247)	(44,224)	(76,508)

Net change in contract owners’ equity	573,690	242,379	1,092,688	2,474,456	16,319	5,046	106,868	117,891

Contract owners’ equity at beginning of period	2,782,419	2,540,040	13,665,871	11,191,415	444,576	439,530	1,282,119	1,164,228

Contract owners’ equity at end of period	$3,356,109	2,782,419	14,758,559	13,665,871	460,895	444,576	1,388,987	1,282,119

CHANGE IN UNITS:
Beginning units	20,324	20,824	26,189	28,652	4,042	4,310	1,685	1,788
Units purchased	366	422	935	962	499	496	84	79
Units surrendered	(805)	(922)	(2,606)	(3,425)	(461)	(764)	(135)	(182)

Ending units	19,885	20,324	24,518	26,189	4,080	4,042	1,634	1,685

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRASP		JABS		JACAS		JAGTS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,504	2,653	31,978	29,465	(70,022)	(46,893)	(31,065)	(20,990)
Realized gain (loss) on investments	561	(1,665)	106,573	122,803	414,202	119,488	193,092	61,517

Change in unrealized gain (loss) on investments	11,415	21,829	250,455	211,020	1,319,731	2,412,818	946,013	1,232,972
Reinvested capital gains	8,235	-	-	-	596,662	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,715	22,817	389,006	363,288	2,260,573	2,485,413	1,108,040	1,273,499

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,160	14,057	296,315	219,804	202,540	514,300	808,862	385,823
Transfers between funds	-	-	(3)	(17)	(80)	(87)	(83)	(58)
Surrenders (notes 2, 3, 4, 5 and 6)	(12,787)	(13,765)	(408,888)	(539,620)	(1,051,153)	(1,088,875)	(487,948)	(531,889)
Adjustments to maintain reserves	(2)	50	(31)	(769)	70	2,535	(30)	(1,833)

Net equity transactions	(3,629)	342	(112,607)	(320,602)	(848,623)	(572,127)	320,801	(147,957)

Net change in contract owners’ equity	19,086	23,159	276,399	42,686	1,411,950	1,913,286	1,428,841	1,125,542

Contract owners’ equity at beginning of period	197,337	174,178	2,788,060	2,745,374	8,648,290	6,735,004	3,547,693	2,422,151

Contract owners’ equity at end of period	$216,423	197,337	3,064,459	2,788,060	10,060,240	8,648,290	4,976,534	3,547,693

CHANGE IN UNITS:
Beginning units	870	868	4,675	5,347	10,120	10,825	2,972	2,984
Units purchased	43	73	444	318	307	734	678	432
Units surrendered	(58)	(71)	(694)	(990)	(1,163)	(1,439)	(412)	(444)

Ending units	855	870	4,425	4,675	9,264	10,120	3,238	2,972

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIGS		LACDV2		LACI2		LACIPS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$19,860	23,101	8,035	-	2	-	27,501	-
Realized gain (loss) on investments	182,843	153,475	19,198	-	3,456	-	29,090	-

Change in unrealized gain (loss) on investments	(53,138)	101,296	89,793	-	(278)	-	(45,797)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,565	277,872	117,026	-	3,180	-	10,794	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	270,706	177,385	1,985,839	-	112,648	-	1,119,249	-
Transfers between funds	(14)	38	-	-	-	-	389	-
Surrenders (notes 2, 3, 4, 5 and 6)	(397,319)	(354,230)	(279,137)	-	(58,270)	-	(52,954)	-
Adjustments to maintain reserves	105	1,163	18	-	(8)	-	6,240	-

Net equity transactions	(126,522)	(175,644)	1,706,720	-	54,370	-	1,072,924	-

Net change in contract owners’ equity	23,043	102,228	1,823,746	-	57,550	-	1,083,718	-

Contract owners’ equity at beginning of period	3,038,752	2,936,524	-	-	-	-	-	-

Contract owners’ equity at end of period	$3,061,795	3,038,752	1,823,746	-	57,550	-	1,083,718	-

CHANGE IN UNITS:
Beginning units	6,159	6,815	-	-	-	-	-	-
Units purchased	689	469	19,488	-	112	-	9,776	-
Units surrendered	(1,064)	(1,125)	(2,692)	-	(54)	-	(826)	-

Ending units	5,784	6,159	16,796	-	58	-	8,950	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMV2		LACU2		MV2IGI		MVFIC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$29,477	-	(1,716)	-	(9,735)	(10,489)	27,534	26,050
Realized gain (loss) on investments	2,842	-	645	-	69,739	149,069	54,884	51,098

Change in unrealized gain (loss) on investments	44,461	-	67,566	-	103,901	307,271	(5,168)	(79,195)
Reinvested capital gains	33,286	-	4,932	-	262,500	150,813	217,433	193,849

Net increase (decrease) in contract owners’ equity resulting from operations	110,066	-	71,427	-	426,405	596,664	294,683	191,802

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,779,218	-	380,773	-	66,764	161,414	184,926	81,174
Transfers between funds	-	-	-	-	7	(3)	(6)	12
Surrenders (notes 2, 3, 4, 5 and 6)	(52,625)	-	(4,656)	-	(208,757)	(600,276)	(412,565)	(445,102)
Adjustments to maintain reserves	18	-	(3)	-	(27)	669	(24)	1,035

Net equity transactions	1,726,611	-	376,114	-	(142,013)	(438,196)	(227,669)	(362,881)

Net change in contract owners’ equity	1,836,677	-	447,541	-	284,392	158,468	67,014	(171,079)

Contract owners’ equity at beginning of period	-	-	-	-	2,805,061	2,646,593	2,863,893	3,034,972

Contract owners’ equity at end of period	$1,836,677	-	447,541	-	3,089,453	2,805,061	2,930,907	2,863,893

CHANGE IN UNITS:
Beginning units	-	-	-	-	8,365	10,011	4,564	5,245
Units purchased	17,918	-	380	-	192	577	197	213
Units surrendered	(644)	-	(4)	-	(597)	(2,223)	(705)	(894)

Ending units	17,274	-	376	-	7,960	8,365	4,056	4,564

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIVSC		MSEM		EIF4		GBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$9,503	(2,426)	4,864	4,980	167,527	178,280	13,821	9,658
Realized gain (loss) on investments	34,563	20,013	(1,905)	(11,051)	737,128	665,847	(4,778)	(9,515)

Change in unrealized gain (loss) on investments	(19,182)	104,733	2,099	11,863	(115,113)	(448,301)	(7,698)	17,909
Reinvested capital gains	81,121	124,569	-	-	657,085	1,241,065	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,005	246,889	5,058	5,792	1,446,627	1,636,891	1,345	18,052

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	55,961	51,669	410	1,552	463,721	454,872	35,039	29,648
Transfers between funds	20,872	1,197	-	-	(20,085)	(10,246)	(1)	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(162,299)	(107,124)	(4,339)	(20,413)	(1,743,989)	(1,302,138)	(12,356)	(32,907)
Adjustments to maintain reserves	254	492	8	994	(45)	(1,574)	(4)	(18)

Net equity transactions	(85,212)	(53,766)	(3,921)	(17,867)	(1,300,398)	(859,086)	22,678	(3,279)

Net change in contract owners’ equity	20,793	193,123	1,137	(12,075)	146,229	777,805	24,023	14,773

Contract owners’ equity at beginning of period	1,703,656	1,510,533	49,586	61,661	15,921,694	15,143,889	517,790	503,017

Contract owners’ equity at end of period	$1,724,449	1,703,656	50,723	49,586	16,067,923	15,921,694	541,813	517,790

CHANGE IN UNITS:
Beginning units	3,369	3,442	133	210	26,498	28,232	3,719	3,755
Units purchased	195	174	2	8	1,501	1,602	487	435
Units surrendered	(253)	(247)	(14)	(85)	(3,657)	(3,336)	(324)	(471)

Ending units	3,311	3,369	121	133	24,342	26,498	3,882	3,719

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GBF4		GEM		GIG		GVAAA2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$206,609	163,520	11,604	18,649	11,951	7,880	(10,434)	(8,047)
Realized gain (loss) on investments	(161,682)	(178,412)	21,754	(283)	3,494	(492)	6,263	3,729

Change in unrealized gain (loss) on investments	(16,885)	329,332	67,929	50,528	29,629	45,005	129,078	24,959
Reinvested capital gains	-	-	-	-	-	-	44,964	113,031

Net increase (decrease) in contract owners’ equity resulting from operations	28,042	314,440	101,287	68,894	45,074	52,393	169,871	133,672

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	535,358	513,225	116,820	121,077	208,827	211,008	1,138,933	32,923
Transfers between funds	31,570	234	221	186	-	-	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(1,053,479)	(865,583)	(137,438)	(350,423)	(20,943)	(30,657)	(54,035)	(63,410)
Adjustments to maintain reserves	812	(1,667)	124	(1,461)	(4)	3	(8)	(58)

Net equity transactions	(485,739)	(353,791)	(20,273)	(230,621)	187,880	180,354	1,084,890	(30,544)

Net change in contract owners’ equity	(457,697)	(39,351)	81,014	(161,727)	232,954	232,747	1,254,761	103,128

Contract owners’ equity at beginning of period	8,105,153	8,144,504	1,898,143	2,059,870	392,032	159,285	1,150,448	1,047,320

Contract owners’ equity at end of period	$7,647,456	8,105,153	1,979,157	1,898,143	624,986	392,032	2,405,209	1,150,448

CHANGE IN UNITS:
Beginning units	16,954	17,560	5,122	5,798	2,675	1,313	4,328	4,452
Units purchased	2,600	2,378	647	607	1,346	1,603	3,745	163
Units surrendered	(3,531)	(2,984)	(691)	(1,283)	(160)	(241)	(213)	(287)

Ending units	16,023	16,954	5,078	5,122	3,861	2,675	7,860	4,328

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVABD2		GVAGG2		GVAGI2		GVAGR2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,357)	(1,314)	(18,354)	(15,377)	(12,726)	(9,142)	(22,095)	(17,871)
Realized gain (loss) on investments	(7,101)	(3,341)	54,242	15,510	50,895	2,006	104,345	99,533

Change in unrealized gain (loss) on investments	8,477	11,865	103,240	188,643	191,930	166,169	558,117	388,594
Reinvested capital gains	-	-	138,012	206,900	73,639	115,283	106,026	274,219

Net increase (decrease) in contract owners’ equity resulting from operations	19	7,210	277,140	395,676	303,738	274,316	746,393	744,475

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	14,885	17,714	57,292	48,424	1,393,411	80,989	754,348	60,010
Transfers between funds	(1)	(2)	-	-	4	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(12,385)	(8,036)	(184,588)	(87,566)	(230,465)	(35,679)	(266,993)	(333,008)
Adjustments to maintain reserves	(4)	4	(5)	127	(15)	85	(17)	(41)

Net equity transactions	2,495	9,680	(127,301)	(39,015)	1,162,935	45,395	487,338	(273,039)

Net change in contract owners’ equity	2,514	16,890	149,839	356,661	1,466,673	319,711	1,233,731	471,436

Contract owners’ equity at beginning of period	193,062	176,172	2,240,461	1,883,800	1,395,498	1,075,787	2,558,234	2,086,798

Contract owners’ equity at end of period	$195,576	193,062	2,390,300	2,240,461	2,862,171	1,395,498	3,791,965	2,558,234

CHANGE IN UNITS:
Beginning units	1,483	1,404	6,245	6,366	4,312	4,147	5,160	5,763
Units purchased	355	225	207	229	3,546	321	1,308	185
Units surrendered	(336)	(146)	(523)	(350)	(657)	(156)	(592)	(788)

Ending units	1,502	1,483	5,929	6,245	7,201	4,312	5,876	5,160

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMA		GVDMC		GVEX4		GVIDA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(145,213)	(143,695)	(16,608)	(15,407)	643,490	1,155,695	(42,974)	(39,352)
Realized gain (loss) on investments	(1,040,204)	(2,443,687)	(31,106)	(69,407)	(227,200)	1,767,023	(73,669)	(195,133)

Change in unrealized gain (loss) on investments	3,141,384	5,435,764	165,843	299,316	45,155,105	37,879,479	763,427	1,077,687
Reinvested capital gains	-	211,874	-	-	151,893	223,226	-	61,581

Net increase (decrease) in contract owners’ equity resulting from operations	1,955,967	3,060,256	118,129	214,502	45,723,288	41,025,423	646,784	904,783

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	783,187	2,091,847	77,972	110,757	5,668,476	5,504,171	193,454	218,463
Transfers between funds	(35)	(4)	-	(3)	(4,219)	(52,756)	(14)	68
Surrenders (notes 2, 3, 4, 5 and 6)	(2,868,234)	(4,614,043)	(169,962)	(191,381)	(19,848,034)	(16,711,538)	(695,411)	(553,993)
Adjustments to maintain reserves	(48)	315	(25)	1,025	831	(509)	(29)	1,476

Net equity transactions	(2,085,130)	(2,521,885)	(92,015)	(79,602)	(14,182,946)	(11,260,632)	(502,000)	(333,986)

Net change in contract owners’ equity	(129,163)	538,371	26,114	134,900	31,540,342	29,764,791	144,784	570,797

Contract owners’ equity at beginning of period	19,194,748	18,656,377	2,238,718	2,103,818	198,004,131	168,239,340	5,624,140	5,053,343

Contract owners’ equity at end of period	$19,065,585	19,194,748	2,264,832	2,238,718	229,544,473	198,004,131	5,768,924	5,624,140

CHANGE IN UNITS:
Beginning units	51,110	57,832	9,183	9,494	98,825	105,688	13,413	14,275
Units purchased	2,550	6,687	458	634	3,549	4,249	525	666
Units surrendered	(7,172)	(13,409)	(640)	(945)	(10,777)	(11,112)	(1,594)	(1,528)

Ending units	46,488	51,110	9,001	9,183	91,597	98,825	12,344	13,413

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDC		GVIDM		HIBF		MCIF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(5,449)	(5,282)	(230,753)	(212,958)	49,830	54,554	25,146	32,580
Realized gain (loss) on investments	913	(11,407)	(1,117,525)	(813,506)	(23,202)	(17,628)	(51,448)	(126,832)

Change in unrealized gain (loss) on investments	27,580	68,732	4,218,382	5,441,404	29,176	82,230	513,373	637,734
Reinvested capital gains	-	-	-	-	-	-	328,195	314,003

Net increase (decrease) in contract owners’ equity resulting from operations	23,044	52,043	2,870,104	4,414,940	55,804	119,156	815,266	857,485

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	39,281	38,689	1,475,057	1,300,506	83,218	109,342	298,411	389,530
Transfers between funds	-	-	(9,338)	(25,636)	(3)	(40)	(30)	(36)
Surrenders (notes 2, 3, 4, 5 and 6)	(88,101)	(100,686)	(3,463,987)	(3,008,720)	(157,029)	(150,300)	(308,369)	(471,573)
Adjustments to maintain reserves	(14)	657	691	2,269	9	(243)	226	2,480

Net equity transactions	(48,834)	(61,340)	(1,997,577)	(1,731,581)	(73,805)	(41,241)	(9,762)	(79,599)

Net change in contract owners’ equity	(25,790)	(9,297)	872,527	2,683,359	(18,001)	77,915	805,504	777,886

Contract owners’ equity at beginning of period	746,031	755,328	35,100,992	32,417,633	1,072,069	994,154	6,394,722	5,616,836

Contract owners’ equity at end of period	$720,241	746,031	35,973,519	35,100,992	1,054,068	1,072,069	7,200,226	6,394,722

CHANGE IN UNITS:
Beginning units	3,896	4,150	70,590	72,948	3,507	3,495	8,285	8,348
Units purchased	277	292	4,461	4,554	333	348	454	726
Units surrendered	(508)	(546)	(8,223)	(6,912)	(417)	(336)	(515)	(789)

Ending units	3,665	3,896	66,828	70,590	3,423	3,507	8,224	8,285

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MSBF		NVAMV1		NVAMVX		NVCBD1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$64,590	55,598	47,743	45,658	67,238	60,765	8,928	7,797
Realized gain (loss) on investments	(9,139)	(14,612)	86,480	53,418	233,037	80,979	(4,557)	(11,731)

Change in unrealized gain (loss) on investments	50,257	(16,107)	182,577	1,992	78,875	(35,442)	(2,105)	18,269
Reinvested capital gains	-	63,238	348,597	255,678	409,520	280,001	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,708	88,117	665,397	356,746	788,670	386,303	2,266	14,335

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	80,454	135,661	1,327	1,276	388,683	517,977	29,004	15,748
Transfers between funds	(3)	-	-	42	(68)	5	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(152,240)	(215,123)	(505,925)	(675,610)	(670,764)	(233,304)	(20,405)	(59,164)
Adjustments to maintain reserves	(8)	(100)	12	(423)	111	686	(6)	40

Net equity transactions	(71,797)	(79,562)	(504,586)	(674,715)	(282,038)	285,364	8,593	(43,377)

Net change in contract owners’ equity	33,911	8,555	160,811	(317,969)	506,632	671,667	10,859	(29,042)

Contract owners’ equity at beginning of period	1,145,483	1,136,928	4,620,394	4,938,363	5,308,378	4,636,711	338,994	368,036

Contract owners’ equity at end of period	$1,179,394	1,145,483	4,781,205	4,620,394	5,815,010	5,308,378	349,853	338,994

CHANGE IN UNITS:
Beginning units	5,244	5,401	9,337	10,437	30,327	28,640	2,455	2,785
Units purchased	402	610	77	96	2,286	4,085	287	149
Units surrendered	(723)	(767)	(978)	(1,196)	(3,966)	(2,398)	(225)	(479)

Ending units	4,923	5,244	8,436	9,337	28,647	30,327	2,517	2,455

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCCA1		NVCCN1		NVCMA1		NVCMC1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(485)	(424)	(22)	(59)	(3,205)	(2,568)	(36)	(32)
Realized gain (loss) on investments	(93)	(362)	54	(9,462)	5,089	1,316	70	(15)

Change in unrealized gain (loss) on investments	7,026	4,886	103	12,071	41,287	33,214	297	296
Reinvested capital gains	616	4,245	-	68	7,224	22,671	7	224

Net increase (decrease) in contract owners’ equity resulting from operations	7,064	8,345	135	2,618	50,395	54,633	338	473

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,394	1,394	386	1,515	39,958	38,366	888	514
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,945)	(3,125)	(733)	(82,222)	(22,891)	(20,154)	(602)	(522)
Adjustments to maintain reserves	(1)	5	-	32	(3)	6	(3)	(64)

Net equity transactions	(1,552)	(1,726)	(347)	(80,675)	17,064	18,218	283	(72)

Net change in contract owners’ equity	5,512	6,619	(212)	(78,057)	67,459	72,851	621	401

Contract owners’ equity at beginning of period	60,022	53,403	3,265	81,322	378,167	305,316	4,735	4,334

Contract owners’ equity at end of period	$65,534	60,022	3,053	3,265	445,626	378,167	5,356	4,735

CHANGE IN UNITS:
Beginning units	273	281	22	584	1,627	1,539	27	27
Units purchased	6	8	2	11	182	210	4	4
Units surrendered	(12)	(16)	(5)	(573)	(111)	(122)	(3)	(4)

Ending units	267	273	19	22	1,698	1,627	28	27

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMD1		NVCRA1		NVCRB1		NVDBL2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(3,846)	(3,146)	(4,795)	(4,415)	(482)	(225)	(332)	(307)
Realized gain (loss) on investments	9,321	2,959	25,592	25,782	6,038	(18)	(609)	(1,014)

Change in unrealized gain (loss) on investments	35,966	28,773	58,378	37,877	402	4,180	3,912	6,102
Reinvested capital gains	7,241	27,490	6,639	37,899	253	1,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,682	56,076	85,814	97,143	6,211	5,258	2,971	4,781

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	110,654	76,349	19,324	56,719	1,884	62,624	2,543	2,534
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(68,070)	(72,345)	(41,530)	(132,643)	(66,905)	(1,403)	(4,470)	(3,991)
Adjustments to maintain reserves	(5)	52	(4)	35	(1)	(14)	(1)	16

Net equity transactions	42,579	4,056	(22,210)	(75,889)	(65,022)	61,207	(1,928)	(1,441)

Net change in contract owners’ equity	91,261	60,132	63,604	21,254	(58,811)	66,465	1,043	3,340

Contract owners’ equity at beginning of period	458,594	398,462	574,231	552,977	91,535	25,070	43,288	39,948

Contract owners’ equity at end of period	$549,855	458,594	637,835	574,231	32,724	91,535	44,331	43,288

CHANGE IN UNITS:
Beginning units	2,222	2,203	2,350	2,690	480	148	196	203
Units purchased	511	406	259	298	15	342	11	12
Units surrendered	(318)	(387)	(330)	(638)	(337)	(10)	(19)	(19)

Ending units	2,415	2,222	2,279	2,350	158	480	188	196

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDCA2		NVIE6		NVLCP1		NVMIG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(23)	(19)	5,473	5,499	24,673	24,259	(4,897)	13,482
Realized gain (loss) on investments	65	22	4,524	(703)	(10,373)	(17,684)	(14,470)	(31,743)

Change in unrealized gain (loss) on investments	249	406	21,405	47,010	(1,632)	44,231	(4,208)	175,648
Reinvested capital gains	-	3	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	291	412	31,402	51,806	12,668	50,806	(23,575)	157,387

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	236	236	21,244	10,253	62,845	80,235	40,380	37,922
Transfers between funds	-	-	-	(24)	8,806	1,505	(178)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(305)	(298)	(26,694)	(8,574)	(19,465)	(85,509)	(24,507)	(69,634)
Adjustments to maintain reserves	-	(44)	(5)	63	(20)	244	(1)	(55)

Net equity transactions	(69)	(106)	(5,455)	1,718	52,166	(3,525)	15,694	(31,767)

Net change in contract owners’ equity	222	306	25,947	53,524	64,834	47,281	(7,881)	125,620

Contract owners’ equity at beginning of period	3,009	2,703	297,446	243,922	816,437	769,156	1,196,785	1,071,165

Contract owners’ equity at end of period	$3,231	3,009	323,393	297,446	881,271	816,437	1,188,904	1,196,785

CHANGE IN UNITS:
Beginning units	11	11	2,145	2,123	4,980	4,926	8,964	9,213
Units purchased	-	-	184	96	1,001	867	683	422
Units surrendered	(1)	-	(215)	(74)	(497)	(813)	(553)	(671)

Ending units	10	11	2,114	2,145	5,484	4,980	9,094	8,964

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMIVX		NVMLG1		NVMMG1		NVMMV2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,025,037	360,758	5,514	320,553	(366,491)	(322,208)	13,358	34,124
Realized gain (loss) on investments	386,198	229,117	(261,810)	(512,054)	(1,921,991)	(3,298,852)	(76,440)	(93,829)

Change in unrealized gain (loss) on investments	(709,194)	1,851,781	1,484,019	1,883,218	11,171,589	12,374,496	327,960	(250,473)
Reinvested capital gains	-	-	644,165	358,079	-	-	82,472	637,571

Net increase (decrease) in contract owners’ equity resulting from operations	702,041	2,441,656	1,871,888	2,049,796	8,883,107	8,753,436	347,350	327,393

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	772,793	833,744	364,565	461,426	1,204,788	1,286,054	152,162	155,262
Transfers between funds	49,859	(31,604)	(17)	(93)	(41,579)	43,956	(10)	(66)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,640,714)	(1,539,292)	(842,853)	(928,181)	(4,708,574)	(3,912,118)	(308,369)	(377,377)
Adjustments to maintain reserves	330	1,407	(55)	2,097	544	(305)	-	13

Net equity transactions	(817,732)	(735,745)	(478,360)	(464,751)	(3,544,821)	(2,582,413)	(156,217)	(222,168)

Net change in contract owners’ equity	(115,691)	1,705,911	1,393,528	1,585,045	5,338,286	6,171,023	191,133	105,225

Contract owners’ equity at beginning of period	18,518,121	16,812,210	7,620,161	6,035,116	51,491,671	45,320,648	4,542,096	4,436,871

Contract owners’ equity at end of period	$18,402,430	18,518,121	9,013,689	7,620,161	56,829,957	51,491,671	4,733,229	4,542,096

CHANGE IN UNITS:
Beginning units	88,365	92,327	13,950	14,834	113,550	120,577	14,733	15,519
Units purchased	7,387	7,110	667	939	4,349	5,243	798	918
Units surrendered	(11,018)	(11,072)	(1,534)	(1,823)	(11,747)	(12,270)	(1,276)	(1,704)

Ending units	84,734	88,365	13,083	13,950	106,152	113,550	14,255	14,733

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNMO1		NVNSR2		NVOLG1		NVRE1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(43,676)	(21,457)	(1,600)	(1,111)	966,931	1,237,543	53,679	46,658
Realized gain (loss) on investments	378,738	139,412	(543)	(2,613)	4,841,669	(393,067)	53,184	51,568

Change in unrealized gain (loss) on investments	(3,216,699)	2,082,661	(14,755)	20,265	31,130,741	32,850,610	202,895	182,234
Reinvested capital gains	6,507,549	1,227,831	37,378	29,371	-	-	-	69,472

Net increase (decrease) in contract owners’ equity resulting from operations	3,625,912	3,428,447	20,480	45,912	36,939,341	33,695,086	309,758	349,932

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	428,059	447,551	5,491	19,887	3,869,373	4,031,693	91,786	140,441
Transfers between funds	(31,390)	(20,148)	-	-	(38,631)	(47,355)	(3)	779
Surrenders (notes 2, 3, 4, 5 and 6)	(2,248,455)	(1,536,882)	(7,462)	(27,144)	(21,810,867)	(14,046,461)	(242,097)	(385,677)
Adjustments to maintain reserves	841	(710)	(6)	149	3,025	822	125	87

Net equity transactions	(1,850,945)	(1,110,189)	(1,977)	(7,108)	(17,977,100)	(10,061,301)	(150,189)	(244,370)

Net change in contract owners’ equity	1,774,967	2,318,258	18,503	38,804	18,962,241	23,633,785	159,569	105,562

Contract owners’ equity at beginning of period	18,190,769	15,872,511	267,208	228,404	174,365,301	150,731,516	3,150,487	3,044,925

Contract owners’ equity at end of period	$19,965,736	18,190,769	285,711	267,208	193,327,542	174,365,301	3,310,056	3,150,487

CHANGE IN UNITS:
Beginning units	41,187	44,333	883	905	214,254	227,297	14,730	15,948
Units purchased	1,304	1,621	21	79	6,213	8,195	803	1,138
Units surrendered	(5,056)	(4,767)	(27)	(101)	(26,507)	(21,238)	(1,453)	(2,356)

Ending units	37,435	41,187	877	883	193,960	214,254	14,080	14,730

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSTB2		NVTIV3		SAM4		SCF4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$21,995	17,442	5,689	1,652	854,697	858,389	(113,353)	(29,231)
Realized gain (loss) on investments	(2,192)	(7,212)	498	6,169	-	-	852	(363,137)

Change in unrealized gain (loss) on investments	8,239	20,768	(2,550)	6,339	-	-	1,872,182	2,557,264
Reinvested capital gains	-	-	-	-	-	2	581,096	104,778

Net increase (decrease) in contract owners’ equity resulting from operations	28,042	30,998	3,637	14,160	854,697	858,391	2,340,777	2,269,674

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	32,387	18,749	-	-	5,156,231	7,581,068	697,228	727,550
Transfers between funds	-	(1)	-	-	133,673	(100,198)	8,025	9,636
Surrenders (notes 2, 3, 4, 5 and 6)	(49,201)	(75,047)	(1,440)	(36,174)	(7,196,802)	(8,657,244)	(2,219,108)	(1,396,091)
Adjustments to maintain reserves	(7)	(136)	(8)	17	(801)	5,467	113	(4,017)

Net equity transactions	(16,821)	(56,435)	(1,448)	(36,157)	(1,907,699)	(1,170,907)	(1,513,742)	(662,922)

Net change in contract owners’ equity	11,221	(25,437)	2,189	(21,997)	(1,053,002)	(312,516)	827,035	1,606,752

Contract owners’ equity at beginning of period	643,958	669,395	104,820	126,817	21,835,253	22,147,769	19,431,675	17,824,923

Contract owners’ equity at end of period	$655,179	643,958	107,009	104,820	20,782,251	21,835,253	20,258,710	19,431,675

CHANGE IN UNITS:
Beginning units	5,455	5,913	514	714	99,510	108,117	27,031	27,942
Units purchased	534	511	8	4	29,687	40,296	1,637	2,128
Units surrendered	(668)	(969)	(15)	(204)	(36,367)	(48,903)	(3,678)	(3,039)

Ending units	5,321	5,455	507	514	92,830	99,510	24,990	27,031

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCGF		SCVF4		TRF4		AMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(11,786)	(10,112)	6,016	(46,692)	747,841	1,078,626	(1,034)	(912)
Realized gain (loss) on investments	7,666	(143,153)	(687,981)	(691,173)	7,364,607	5,100,701	4,444	1,046

Change in unrealized gain (loss) on investments	302,599	371,914	1,571,657	2,679,997	4,321,166	(9,420,339)	21,328	24,545
Reinvested capital gains	-	-	170,249	863,735	5,413,747	13,350,245	9,296	-

Net increase (decrease) in contract owners’ equity resulting from operations	298,479	218,649	1,059,941	2,805,867	17,847,361	10,109,233	34,034	24,679

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	96,143	102,229	530,465	521,278	2,227,964	2,307,884	31,797	1,959
Transfers between funds	(3)	2	35,010	(6,640)	(115,449)	(15,048)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(194,662)	(273,043)	(1,795,280)	(1,516,490)	(11,573,269)	(8,751,136)	(23,450)	(8,445)
Adjustments to maintain reserves	(30)	561	463	(1,602)	(15,921)	(4,407)	(38)	1,961

Net equity transactions	(98,552)	(170,251)	(1,229,342)	(1,003,454)	(9,476,675)	(6,462,707)	8,309	(4,525)

Net change in contract owners’ equity	199,927	48,398	(169,401)	1,802,413	8,370,686	3,646,526	42,343	20,154

Contract owners’ equity at beginning of period	1,471,827	1,423,429	19,117,720	17,315,307	139,569,453	135,922,927	163,308	143,154

Contract owners’ equity at end of period	$1,671,754	1,471,827	18,948,319	19,117,720	147,940,139	139,569,453	205,651	163,308

CHANGE IN UNITS:
Beginning units	2,970	3,346	30,418	32,230	34,203	36,500	24	28
Units purchased	186	264	1,866	1,517	1,900	2,262	4	1
Units surrendered	(361)	(640)	(3,889)	(3,329)	(5,040)	(4,559)	(4)	(5)

Ending units	2,795	2,970	28,395	30,418	31,063	34,203	24	24

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMMCGS		AMSRS		AMTB		PMVFBA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(4,297)	(3,793)	(19,099)	(10,553)	239,989	182,973	1,180	803
Realized gain (loss) on investments	3,433	(24,282)	109,935	32,426	(48,370)	(54,954)	(5,853)	(2,023)

Change in unrealized gain (loss) on investments	87,845	117,714	739,078	828,644	68,626	116,743	3,146	3,240
Reinvested capital gains	36,362	-	235,983	63,155	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	123,343	89,639	1,065,897	913,672	260,245	244,762	(1,527)	2,020

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	82,748	23,669	97,540	80,437	300,678	343,717	3,288	17,377
Transfers between funds	(1)	38	(11)	(8)	11,949	892	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(139,685)	(109,186)	(356,808)	(273,501)	(690,813)	(536,194)	(16,213)	(3,790)
Adjustments to maintain reserves	(10)	38	(50)	739	(248)	(660)	(4)	16

Net equity transactions	(56,948)	(85,441)	(259,329)	(192,333)	(378,434)	(192,245)	(12,929)	13,603

Net change in contract owners’ equity	66,395	4,198	806,568	721,339	(118,189)	52,517	(14,456)	15,623

Contract owners’ equity at beginning of period	559,857	555,659	4,314,295	3,592,956	4,947,385	4,894,868	48,921	33,298

Contract owners’ equity at end of period	$626,252	559,857	5,120,863	4,314,295	4,829,196	4,947,385	34,465	48,921

CHANGE IN UNITS:
Beginning units	2,339	2,777	1,538	1,721	21,444	21,718	440	316
Units purchased	386	221	50	57	2,004	2,612	37	165
Units surrendered	(392)	(659)	(116)	(240)	(2,877)	(2,886)	(153)	(41)

Ending units	2,333	2,339	1,472	1,538	20,571	21,444	324	440

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVLDA		PMVTRA		PVEIB		PVGOB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,498	3,915	205	287	1,727	7,602	(4,830)	(3,673)
Realized gain (loss) on investments	(950)	(1,233)	(7)	(380)	10,746	3,303	58,360	43,194

Change in unrealized gain (loss) on investments	1,527	2,979	(85)	441	60,967	35,221	115,617	148,089
Reinvested capital gains	-	-	-	-	26,790	32,708	30,555	7,226

Net increase (decrease) in contract owners’ equity resulting from operations	5,075	5,661	113	348	100,230	78,834	199,702	194,836

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	7,062	7,618	-	143	197,557	37,109	145,086	81,584
Transfers between funds	-	-	-	-	-	-	(10)	(3)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,214)	(15,254)	(215)	(6,229)	(39,264)	(102,026)	(152,591)	(127,107)
Adjustments to maintain reserves	(9)	75	(2)	427	(18)	159	(21)	(615)

Net equity transactions	(6,161)	(7,561)	(217)	(5,659)	158,275	(64,758)	(7,536)	(46,141)

Net change in contract owners’ equity	(1,086)	(1,900)	(104)	(5,311)	258,505	14,076	192,166	148,695

Contract owners’ equity at beginning of period	139,501	141,401	6,007	11,318	556,451	542,375	628,927	480,232

Contract owners’ equity at end of period	$138,415	139,501	5,903	6,007	814,956	556,451	821,093	628,927

CHANGE IN UNITS:
Beginning units	1,144	1,208	5	10	2,851	3,192	1,754	1,916
Units purchased	73	89	-	-	449	221	409	315
Units surrendered	(123)	(153)	-	(5)	(255)	(562)	(410)	(477)

Ending units	1,094	1,144	5	5	3,045	2,851	1,753	1,754

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVTIGB		TRHS2		VWBF		VWEM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$829	(335)	(21,136)	(20,311)	141,937	75,415	131,765	359,087
Realized gain (loss) on investments	4,908	868	70,546	96,623	(52,199)	(64,957)	(351,648)	(494,491)

Change in unrealized gain (loss) on investments	(4,139)	9,230	(279,174)	(132,268)	(43,860)	208,462	325,124	1,199,563
Reinvested capital gains	-	-	259,908	105,900	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,598	9,763	30,144	49,944	45,878	218,920	105,241	1,064,159

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	968	968	67,591	68,317	115,599	167,321	517,570	521,008
Transfers between funds	-	-	-	(7)	15,965	(3,499)	31,643	24,665
Surrenders (notes 2, 3, 4, 5 and 6)	(19,163)	(16,617)	(190,259)	(282,325)	(283,030)	(283,489)	(985,615)	(1,030,403)
Adjustments to maintain reserves	(14)	610	(4)	406	(33)	319	594	(1,794)

Net equity transactions	(18,209)	(15,039)	(122,672)	(213,609)	(151,499)	(119,348)	(435,808)	(486,524)

Net change in contract owners’ equity	(16,611)	(5,276)	(92,528)	(163,665)	(105,621)	99,572	(330,567)	577,635

Contract owners’ equity at beginning of period	53,708	58,984	2,855,210	3,018,875	2,233,182	2,133,610	12,779,660	12,202,025

Contract owners’ equity at end of period	$37,097	53,708	2,762,682	2,855,210	2,127,561	2,233,182	12,449,093	12,779,660

CHANGE IN UNITS:
Beginning units	65	104	4,769	5,141	5,499	5,744	25,754	26,920
Units purchased	2	1	129	140	519	632	2,148	2,115
Units surrendered	(14)	(40)	(316)	(512)	(880)	(877)	(2,688)	(3,281)

Ending units	53	65	4,582	4,769	5,138	5,499	25,214	25,754

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHA		VVEI		VVHGB		VVHYB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$77,289	88,649	85,489	68,933	29,149	22,871	94,016	73,757
Realized gain (loss) on investments	69,308	3,326	98,456	9,314	(15,191)	(20,593)	(8,710)	(17,136)

Change in unrealized gain (loss) on investments	(276,301)	(279,778)	123,854	(15,747)	(9,694)	66,154	22,698	130,758
Reinvested capital gains	-	-	267,100	208,652	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(129,704)	(187,803)	574,899	271,152	4,264	68,432	108,004	187,379

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	221,068	236,770	114,749	134,982	166,323	98,106	74,654	78,032
Transfers between funds	20,870	1,324	(1)	(1)	(1)	-	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(458,500)	(367,075)	(689,274)	(253,145)	(7,411)	(27,817)	(46,563)	(59,163)
Adjustments to maintain reserves	182	1,943	2	215	(6)	22	(3)	(72)

Net equity transactions	(216,380)	(127,038)	(574,524)	(117,949)	158,905	70,311	28,088	18,796

Net change in contract owners’ equity	(346,084)	(314,841)	375	153,203	163,169	138,743	136,092	206,175

Contract owners’ equity at beginning of period	4,134,507	4,449,348	4,179,244	4,026,041	1,632,642	1,493,899	1,993,929	1,787,754

Contract owners’ equity at end of period	$3,788,423	4,134,507	4,179,619	4,179,244	1,795,811	1,632,642	2,130,021	1,993,929

CHANGE IN UNITS:
Beginning units	7,148	7,266	7,654	7,895	10,373	9,926	7,260	7,200
Units purchased	725	814	244	527	1,916	1,484	614	675
Units surrendered	(1,095)	(932)	(1,185)	(768)	(912)	(1,037)	(519)	(615)

Ending units	6,778	7,148	6,713	7,654	11,377	10,373	7,355	7,260

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVMCI

	2024	2023
Investment activity*:
Net investment income (loss)	$35,643	36,295
Realized gain (loss) on investments	173,955	154,293

Change in unrealized gain (loss) on investments	789,545	691,427
Reinvested capital gains	96,712	132,744

Net increase (decrease) in contract owners’ equity resulting from operations	1,095,855	1,014,759

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	252,564	216,032
Transfers between funds	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(445,616)	(472,223)
Adjustments to maintain reserves	5	(113)

Net equity transactions	(193,047)	(256,304)

Net change in contract owners’ equity	902,808	758,455

Contract owners’ equity at beginning of period	7,892,078	7,133,623

Contract owners’ equity at end of period	$8,794,886	7,892,078

CHANGE IN UNITS:
Beginning units	11,772	12,209
Units purchased	484	545
Units surrendered	(747)	(982)

Ending units	11,509	11,772

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. On December 31, 2009, NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT AQR Large Cap Defensive Style Fund Class IV, Nationwide NVIT Government Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and Nationwide NVIT Investor Destinations Moderate Fund Class II subaccounts are the only subaccounts available with single premium and scheduled premium policies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2024, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. There were no inceptions in the year ended December 31, 2023.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the years ended December 31, 2024 and 2023, total front-end sales charge deductions were $1,395,361 and $1,445,797, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For Nationwide Life Insurance Company of America Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $22,941,380 and $15,039,707, respectively, and total transfers from the Separate Account to the fixed account were $22,732,888 and $17,698,345, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$197,162	$512,202
ALVSVA	261,658	274,059
AASCO	638,997	2,276,709
SVDF	11,050	56,735
SVOF	38,254	25,171
WFVSCG	4,438	21,496
MLVGA2	118,819	176,544
DSC	14,441	14,325
DSIF	2,024,809	1,590,764
DVSCS	1,202,213	904,948
FQB	701,737	432,925
FVU2	3,226	2,251
FAMP	1,301,383	2,274,904
FEIP	7,915,210	7,440,603
FEIS	806,271	582,598
FF10S	1,884	1,619
FF20S	145,816	138,141
FF30S	516,714	572,981
FGP	55,197,224	21,576,870
FGS	1,808,904	1,067,113
FHIP	771,654	762,692
FIGBP	2,101,201	1,618,133
FIGBS	212,097	136,503
FMCS	1,537,391	1,363,600
FNRS2	111,912	272,774
FOP	3,024,211	2,782,559
FOS	610,851	202,631
FVSS	417,786	184,565
FTVDM2	99,821	82,902
FTVFA2	5,024	5,432
FTVGI2	49,776	59,731
FTVSVI	365,583	560,377
TIF	78,881	38,846
ACEG	224,143	206,493
MSVMV	13,938	119,342
OVAG	31,361	125,628
OVGS	1,082,454	1,281,254
OVSB	62,892	46,946
OVSC	83,409	87,960
WRASP	18,975	11,863
JABS	273,835	354,432
JACAS	860,617	1,182,671
JAGTS	853,396	563,630
JAIGS	314,335	421,103
LACDV2	1,974,295	259,491
LACI2	113,038	58,659
LACIPS	2,244,498	1,116,986
LACMV2	1,843,130	53,774
LACU2	385,685	6,352
MV2IGI	313,069	202,291

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

MVFIC	420,214	402,891
MVIVSC	166,980	161,821
MSEM	5,608	4,674
EIF4	1,236,435	1,712,175
GBF	65,687	29,184
GBF4	724,604	1,004,547
GEM	174,906	183,700
GIG	223,925	24,090
GVAAA2	1,170,414	50,986
GVABD2	44,150	43,008
GVAGG2	185,713	193,351
GVAGI2	1,454,245	230,382
GVAGR2	880,339	309,053
GVDMA	445,977	2,676,272
GVDMC	80,738	189,337
GVEX4	3,528,673	16,917,067
GVIDA	104,821	649,766
GVIDC	28,623	82,892
GVIDM	765,665	2,994,685
HIBF	130,368	154,353
MCIF	690,542	347,187
MSBF	146,316	153,513
NVAMV1	444,447	552,706
NVAMVX	958,485	763,876
NVCBD1	45,144	27,618
NVCCA1	1,968	3,388
NVCCN1	386	754
NVCMA1	49,599	28,514
NVCMC1	826	570
NVCMD1	108,320	62,340
NVCRA1	67,680	88,042
NVCRB1	2,975	68,225
NVDBL2	2,477	4,734
NVDCA2	235	327
NVIE6	23,729	23,705
NVLCP1	145,998	69,138
NVMIG1	70,021	59,222
NVMIVX	1,789,133	1,582,158
NVMLG1	1,088,289	916,915
NVMMG1	308,236	4,220,092
NVMMV2	270,616	331,005
NVNMO1	6,788,851	2,176,763
NVNSR2	41,553	7,745
NVOLG1	2,842,665	19,855,860
NVRE1	177,603	274,238
NVSTB2	79,779	74,599
NVTIV3	7,211	2,962
SAM4	4,578,945	5,631,146
SCF4	941,905	1,988,018
SCGF	62,573	172,880
SCVF4	795,049	1,848,588
TRF4	8,610,753	11,909,919
AMCG	41,020	24,412
AMMCGS	114,381	139,255
AMSRS	295,285	337,681
AMTB	491,563	629,760
PMVFBA	5,089	16,834
PMVLDA	12,962	14,615
PMVTRA	241	252

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PVEIB	241,223	54,413
PVGOB	169,615	151,404
PVTIGB	2,116	19,483
TRHS2	299,448	183,345
VWBF	245,142	254,673
VWEM	762,574	1,067,212
VWHA	288,301	427,574
VVEI	438,182	660,117
VVHGB	299,971	111,911
VVHYB	237,480	115,373
VVMCI	395,589	456,285

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.60%	to	0.75%	3,718	$5,935.25	to	$574.55	$2,364,268	1.47%	12.34%	to	12.17%
2023	0.60%	to	0.75%	4,399	5,283.10	to	512.19	2,474,414	1.49%	11.36%	to	11.19%
2022	0.60%	to	0.75%	4,606	4,744.23	to	460.63	2,338,156	1.35%	-4.76%	to	-4.91%
2021	0.60%	to	0.75%	5,522	4,981.52	to	484.40	2,915,095	0.84%	27.39%	to	27.20%
2020	0.60%	to	0.75%	5,266	3,910.44	to	380.82	2,271,479	1.57%	2.11%	to	1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.60%	to	0.75%	2,698	7,187.03	to	695.72	2,243,687	0.87%	9.36%	to	9.19%
2023	0.60%	to	0.75%	2,857	6,572.00	to	637.14	2,172,294	0.98%	16.48%	to	16.31%
2022	0.60%	to	0.75%	3,765	5,642.15	to	547.81	2,387,293	1.08%	-16.13%	to	-16.26%
2021	0.60%	to	0.75%	4,026	6,727.48	to	654.17	3,033,102	0.80%	35.13%	to	34.93%
2020	0.60%	to	0.75%	3,612	4,978.34	to	484.81	2,083,755	1.03%	2.75%	to	2.60%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	0.60%	to	0.75%	41,403	4,553.74	to	436.20	24,470,702	0.38%	7.48%	to	7.32%
2023	0.60%	to	0.75%	43,739	4,236.80	to	406.45	24,263,697	0.00%	15.80%	to	15.62%
2022	0.60%	to	0.75%	46,401	3,658.84	to	351.53	22,279,457	0.00%	-38.38%	to	-38.48%
2021	0.60%	to	0.75%	46,872	5,938.17	to	571.38	36,914,755	0.00%	-6.62%	to	-6.76%
2020	0.60%	to	0.75%	47,677	6,359.31	to	612.83	40,651,509	1.07%	66.15%	to	65.90%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	0.60%	to	0.75%	189	3,356.85	to	323.48	632,301	0.00%	17.42%	to	17.25%
2023	0.60%	to	0.75%	203	2,858.78	to	275.90	576,535	0.00%	19.42%	to	19.25%
2022	0.60%	to	0.75%	218	2,393.79	to	231.37	515,358	0.00%	-38.22%	to	-38.31%
2021	0.60%	to	0.75%	250	3,874.70	to	375.07	954,675	0.00%	-5.61%	to	-5.75%
2020	0.60%	to	0.75%	276	4,104.98	to	397.96	1,118,146	0.00%	61.68%	to	61.44%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	0.60%	to	0.75%	139	6,087.38	to	586.62	281,420	0.05%	14.36%	to	14.18%
2023	0.60%	to	0.75%	137	5,323.20	to	513.75	257,983	0.00%	25.74%	to	25.56%
2022	0.60%	to	0.75%	158	4,233.34	to	409.18	225,265	0.00%	-21.28%	to	-21.40%
2021	0.60%	to	0.75%	187	5,377.72	to	520.57	417,397	0.04%	24.03%	to	23.85%
2020	0.60%	to	0.75%	210	4,335.79	to	420.34	362,352	0.44%	20.28%	to	20.10%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.75%			252	517.48			130,271	0.00%	17.81%
2023	0.75%			281	439.25			123,438	0.00%	3.33%
2022	0.75%			346	425.09			147,082	0.00%	-34.91%
2021	0.75%			401	653.10			261,892	0.00%	6.84%
2020	0.75%			417	611.31			254,916	0.00%	56.61%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2024	0.75%			5,187	250.37			1,298,605	1.17%	8.27%
2023	0.75%			5,775	231.25			1,335,447	2.12%	11.76%
2022	0.75%			5,800	206.92			1,200,141	0.00%	-16.61%
2021	0.75%			6,658	248.15			1,652,176	0.78%	5.75%
2020	0.75%			6,559	234.65			1,539,058	1.13%	19.90%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.60%	to	0.75%	8,263	4,176.85	to	406.15	3,540,902	0.79%	22.95%	to	22.77%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2024	0.60%	to	0.75%	1,172	3,726.28	to	360.71	439,112	0.68%	3.99%	to	3.83%
2023	0.60%	to	0.75%	1,170	3,583.38	to	347.40	422,167	0.33%	8.63%	to	8.47%
2022	0.60%	to	0.75%	1,226	3,298.70	to	320.28	410,948	0.00%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	1,293	3,980.00	to	387.01	529,418	0.14%	15.76%	to	15.59%
2020	0.60%	to	0.75%	1,576	3,438.01	to	334.81	879,777	0.64%	19.18%	to	19.00%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.60%	to	0.75%	21,035	8,142.99	to	788.26	17,205,826	1.17%	23.91%	to	23.73%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.60%	to	0.75%	21,883	6,571.60	to	637.11	14,462,467	1.43%	25.18%	to	24.99%
2022	0.60%	to	0.75%	23,387	5,249.83	to	509.72	12,357,214	1.34%	-18.81%	to	-18.93%
2021	0.60%	to	0.75%	23,974	6,465.77	to	628.72	15,622,396	1.14%	27.64%	to	27.45%
2020	0.60%	to	0.75%	25,534	5,065.48	to	493.30	13,427,141	1.58%	17.30%	to	17.13%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.60%	to	0.75%	20,015	7,344.76	to	705.05	14,980,173	1.11%	7.31%	to	7.15%
2023	0.60%	to	0.75%	20,169	6,844.48	to	658.02	14,041,616	1.06%	14.70%	to	14.53%
2022	0.60%	to	0.75%	21,058	5,967.37	to	574.55	12,892,070	0.92%	-17.15%	to	-17.27%
2021	0.60%	to	0.75%	21,588	7,202.37	to	694.50	15,997,325	0.67%	25.39%	to	25.20%
2020	0.60%	to	0.75%	22,652	5,744.02	to	554.71	13,095,452	1.07%	9.98%	to	9.81%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.60%	to	0.75%	9,881	1,835.68	to	183.81	2,215,224	2.79%	3.26%	to	3.11%
2023	0.60%	to	0.75%	9,920	1,777.70	to	178.27	1,917,228	2.63%	5.50%	to	5.35%
2022	0.60%	to	0.75%	10,292	1,684.97	to	169.23	1,889,954	2.61%	-9.82%	to	-9.95%
2021	0.60%	to	0.75%	11,358	1,868.41	to	187.93	2,335,620	2.48%	-1.99%	to	-2.13%
2020	0.60%	to	0.75%	10,830	1,906.25	to	192.02	2,284,668	2.85%	7.47%	to	7.31%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	0.65%	to	0.75%	418	136.12	to	135.25	56,543	2.16%	14.80%	to	14.69%
2023	0.65%	to	0.75%	416	118.57	to	117.93	49,100	2.05%	7.98%	to	7.87%
2022	0.65%	to	0.75%	534	109.80	to	109.32	58,533	1.86%	-14.31%	to	-14.40%
2021	0.65%	to	0.75%	536	128.14	to	127.71	68,370	1.78%	17.74%	to	17.63%
2020	0.65%	to	0.75%	545	108.83	to	108.58	59,092	2.62%	0.28%	to	0.18%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2024	0.60%	to	0.75%	25,323	5,846.86	to	557.77	23,605,389	2.39%	7.84%	to	7.68%
2023	0.60%	to	0.75%	26,999	5,421.57	to	517.98	23,351,566	2.34%	12.27%	to	12.10%
2022	0.60%	to	0.75%	28,560	4,829.04	to	462.06	22,005,700	2.02%	-15.44%	to	-15.57%
2021	0.60%	to	0.75%	31,466	5,711.04	to	547.27	28,289,649	1.60%	9.26%	to	9.10%
2020	0.60%	to	0.75%	33,792	5,226.92	to	501.63	27,442,670	1.48%	14.18%	to	14.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	0.60%	to	0.75%	53,677	12,022.16	to	1,146.87	92,849,727	1.77%	14.65%	to	14.48%
2023	0.60%	to	0.75%	57,553	10,485.58	to	1,001.80	86,341,456	1.92%	9.99%	to	9.82%
2022	0.60%	to	0.75%	60,710	9,533.40	to	912.19	83,011,804	1.86%	-5.53%	to	-5.67%
2021	0.60%	to	0.75%	66,855	10,090.96	to	966.98	97,473,979	1.90%	24.15%	to	23.96%
2020	0.60%	to	0.75%	72,098	8,128.26	to	780.07	83,933,761	1.81%	6.06%	to	5.90%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.75%			16,931	511.04			8,652,446	1.69%	14.38%
2023	0.75%			17,636	446.79			7,879,758	1.84%	9.71%
2022	0.75%			17,949	407.24			7,309,623	1.82%	-5.80%
2021	0.75%			19,319	432.30			8,351,574	1.81%	23.90%
2020	0.75%			20,295	348.92			7,081,389	1.75%	5.75%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.65%	to	0.75%	75	244.41	to	239.65	18,143	3.48%	4.58%	to	4.47%
2023	0.65%	to	0.75%	76	233.71	to	229.39	17,598	3.61%	8.57%	to	8.46%
2022	0.65%	to	0.75%	206	215.27	to	211.50	43,795	2.03%	-14.13%	to	-14.21%
2021	0.65%	to	0.75%	207	250.67	to	246.53	51,531	0.94%	5.11%	to	5.00%
2020	0.65%	to	0.75%	214	238.49	to	234.79	50,295	1.02%	11.66%	to	11.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.65%	to	0.75%	5,312	288.54	to	282.92	1,516,935	2.80%	6.85%	to	6.74%
2023	0.65%	to	0.75%	5,554	270.04	to	265.05	1,485,230	3.21%	11.61%	to	11.50%
2022	0.65%	to	0.75%	7,039	241.95	to	237.71	1,689,414	2.00%	-16.37%	to	-16.46%
2021	0.65%	to	0.75%	7,515	289.32	to	284.54	2,157,023	0.96%	8.76%	to	8.65%
2020	0.65%	to	0.75%	8,481	266.02	to	261.89	2,237,572	1.16%	14.17%	to	14.06%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.65%	to	0.75%	13,478	339.65	to	333.03	4,511,788	2.18%	8.63%	to	8.52%
2023	0.65%	to	0.75%	13,885	312.66	to	306.88	4,280,506	2.41%	13.82%	to	13.70%
2022	0.65%	to	0.75%	14,282	274.71	to	269.90	3,870,829	1.87%	-17.48%	to	-17.56%
2021	0.65%	to	0.75%	15,228	332.91	to	327.41	5,004,101	0.94%	11.51%	to	11.40%
2020	0.65%	to	0.75%	16,444	298.53	to	293.89	4,848,802	1.26%	16.00%	to	15.88%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	0.60%	to	0.75%	77,176	22,471.11	to	2,143.66	257,206,220	0.00%	29.61%	to	29.41%
2023	0.60%	to	0.75%	83,960	17,338.02	to	1,656.48	214,552,570	0.13%	35.42%	to	35.22%
2022	0.60%	to	0.75%	91,417	12,802.72	to	1,225.01	170,185,913	0.62%	-24.91%	to	-25.02%
2021	0.60%	to	0.75%	96,553	17,049.30	to	1,633.78	242,706,019	0.00%	22.48%	to	22.29%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.60%	to	0.75%	102,405	13,920.31	to	1,335.94	209,888,641	0.07%	43.03%	to	42.82%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.75%			7,435	1,059.96			7,880,530	0.00%	29.29%
2023	0.75%			8,346	819.85			6,842,430	0.04%	35.08%
2022	0.75%			9,114	606.93			5,531,534	0.51%	-25.09%
2021	0.75%			9,346	810.17			7,571,856	0.00%	22.16%
2020	0.75%			9,779	663.19			6,485,333	0.06%	42.68%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2024	0.60%	to	0.75%	13,948	3,919.11	to	362.70	7,720,966	6.04%	8.32%	to	8.15%
2023	0.60%	to	0.75%	14,977	3,618.20	to	335.36	7,521,911	5.60%	9.82%	to	9.65%
2022	0.60%	to	0.75%	15,833	3,294.74	to	305.83	7,278,093	4.92%	-11.90%	to	-12.04%
2021	0.60%	to	0.75%	17,210	3,739.94	to	347.68	9,071,314	5.30%	3.79%	to	3.63%
2020	0.60%	to	0.75%	17,996	3,603.49	to	335.50	9,116,626	4.96%	2.13%	to	1.98%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2024	0.60%	to	0.75%	42,989	3,325.36	to	317.59	17,596,734	3.47%	1.18%	to	1.02%
2023	0.60%	to	0.75%	41,705	3,286.67	to	314.37	17,408,494	2.57%	5.57%	to	5.41%
2022	0.60%	to	0.75%	42,302	3,113.28	to	298.23	16,976,314	2.19%	-13.48%	to	-13.61%
2021	0.60%	to	0.75%	46,044	3,598.33	to	345.21	21,287,056	2.02%	-1.20%	to	-1.35%
2020	0.60%	to	0.75%	46,547	3,642.06	to	349.93	22,046,638	2.19%	8.74%	to	8.58%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.75%			9,504	176.13			1,673,959	3.50%	0.86%
2023	0.75%			9,328	174.63			1,628,981	2.54%	5.33%
2022	0.75%			9,227	165.79			1,529,786	2.23%	-13.67%
2021	0.75%			9,651	192.06			1,853,541	1.96%	-1.47%
2020	0.75%			9,249	194.91			1,802,751	2.15%	8.44%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.60%	to	0.75%	10,010	9,144.88	to	885.24	10,324,111	0.46%	16.65%	to	16.47%
2023	0.60%	to	0.75%	11,034	7,839.73	to	760.05	9,863,417	0.50%	14.32%	to	14.15%
2022	0.60%	to	0.75%	11,737	6,857.85	to	665.85	9,392,807	0.40%	-15.36%	to	-15.49%
2021	0.60%	to	0.75%	12,288	8,102.67	to	787.89	11,654,714	0.51%	24.75%	to	24.57%
2020	0.60%	to	0.75%	13,003	6,494.87	to	632.50	9,878,123	0.55%	17.33%	to	17.16%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.65%	to	0.75%	4,988	262.40	to	257.29	1,291,377	2.03%	3.34%	to	3.24%
2023	0.65%	to	0.75%	5,658	253.91	to	249.21	1,419,297	2.48%	0.05%	to	-0.05%
2022	0.65%	to	0.75%	6,003	253.78	to	249.34	1,507,338	2.37%	61.82%	to	61.65%
2021	0.65%	to	0.75%	5,039	156.84	to	154.24	782,162	2.27%	53.83%	to	53.67%
2020	0.65%	to	0.75%	5,724	101.96	to	100.37	577,521	2.56%	-33.32%	to	-33.38%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2024	0.60%	to	0.75%	49,413	4,345.01	to	414.97	29,295,250	1.61%	4.42%	to	4.26%
2023	0.60%	to	0.75%	51,111	4,161.05	to	398.00	29,355,618	1.04%	19.79%	to	19.61%
2022	0.60%	to	0.75%	54,687	3,473.70	to	332.75	26,201,934	1.06%	-24.94%	to	-25.05%
2021	0.60%	to	0.75%	57,517	4,627.62	to	443.95	36,802,700	0.52%	18.98%	to	18.80%
2020	0.60%	to	0.75%	60,305	3,889.31	to	373.68	32,545,019	0.44%	14.92%	to	14.75%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.75%			12,809	386.24			4,947,471	1.61%	4.17%
2023	0.75%			12,441	370.79			4,613,024	0.96%	19.51%
2022	0.75%			12,894	310.26			4,000,441	1.00%	-25.15%
2021	0.75%			12,614	414.49			5,228,317	0.45%	18.68%
2020	0.75%			12,695	349.25			4,433,681	0.35%	14.63%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.60%	to	0.75%	3,070	7,327.59	to	709.33	2,329,295	0.93%	8.61%	to	8.45%
2023	0.60%	to	0.75%	3,165	6,746.40	to	654.05	2,238,579	1.02%	20.05%	to	19.87%
2022	0.60%	to	0.75%	3,812	5,619.53	to	545.62	2,221,577	1.02%	-7.75%	to	-7.89%
2021	0.60%	to	0.75%	4,012	6,091.54	to	592.33	2,535,561	1.43%	32.68%	to	32.48%
2020	0.60%	to	0.75%	3,749	4,591.12	to	447.10	1,904,914	1.21%	7.53%	to	7.37%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.65%	to	0.75%	9,357	130.02	to	128.64	1,206,112	3.87%	6.97%	to	6.86%
2023	0.65%	to	0.75%	9,592	121.55	to	120.38	1,156,916	2.05%	11.89%	to	11.78%
2022	0.65%	to	0.75%	9,431	108.63	to	107.69	1,017,409	2.63%	-22.49%	to	-22.57%
2021	0.65%	to	0.75%	7,506	140.14	to	139.07	1,046,018	0.86%	-6.35%	to	-6.44%
2020	0.65%	to	0.75%	7,734	149.65	to	148.65	1,152,070	4.14%	16.43%	to	16.31%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.75%			258	205.83			53,031	2.06%	8.33%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.75%			263	190.01			49,939	1.47%	13.76%
2022	0.75%			268	167.03			44,763	1.42%	-16.63%
2021	0.75%			434	200.34			86,945	1.75%	10.85%
2020	0.75%			431	180.73			77,894	1.50%	10.91%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.65%	to	0.75%	7,764	76.63	to	75.81	591,729	0.00%	-11.95%	to	-12.04%
2023	0.65%	to	0.75%	7,817	87.03	to	86.19	676,969	0.00%	2.22%	to	2.12%
2022	0.65%	to	0.75%	8,315	85.14	to	84.40	704,802	0.00%	-5.57%	to	-5.66%
2021	0.65%	to	0.75%	9,724	90.15	to	89.47	873,321	0.00%	-5.61%	to	-5.70%
2020	0.65%	to	0.75%	11,685	95.51	to	94.88	1,112,727	8.60%	-5.89%	to	-5.99%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.60%	to	0.75%	12,179	5,003.62	to	487.28	7,802,478	1.50%	15.53%	to	15.36%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2024	0.60%	to	0.75%	8,025	7,218.87	to	698.80	6,128,796	1.10%	11.34%	to	11.17%
2023	0.60%	to	0.75%	8,458	6,483.73	to	628.58	5,835,623	0.74%	12.35%	to	12.18%
2022	0.60%	to	0.75%	9,166	5,771.17	to	560.34	5,664,419	1.23%	-10.35%	to	-10.49%
2021	0.60%	to	0.75%	9,554	6,437.78	to	626.00	6,615,820	1.15%	24.92%	to	24.73%
2020	0.60%	to	0.75%	9,867	5,153.60	to	501.88	5,478,195	1.70%	4.78%	to	4.62%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2024	0.60%	to	0.75%	689	2,910.98	to	281.79	505,231	2.67%	-1.39%	to	-1.54%
2023	0.60%	to	0.75%	720	2,952.06	to	286.20	483,914	3.37%	20.37%	to	20.19%
2022	0.60%	to	0.75%	773	2,452.48	to	238.12	426,595	3.35%	-7.94%	to	-8.08%
2021	0.60%	to	0.75%	844	2,663.98	to	259.04	506,097	2.12%	3.81%	to	3.66%
2020	0.60%	to	0.75%	920	2,566.18	to	249.91	557,456	3.56%	-1.51%	to	-1.66%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.60%	to	0.75%	2,680	5,163.66	to	506.64	1,436,051	0.00%	34.08%	to	33.88%
2023	0.60%	to	0.75%	2,613	3,851.25	to	378.44	1,050,090	0.00%	40.09%	to	39.88%
2022	0.60%	to	0.75%	2,084	2,749.21	to	270.55	607,685	0.00%	-31.52%	to	-31.63%
2021	0.60%	to	0.75%	2,235	4,014.89	to	395.70	952,333	0.00%	11.26%	to	11.09%
2020	0.60%	to	0.75%	2,149	3,608.66	to	356.20	832,248	0.07%	41.50%	to	41.29%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2024	0.60%			220	1,524.88			336,191	0.83%	29.63%
2023	0.60%			301	1,176.36			353,895	0.66%	14.91%
2022	0.60%			305	1,023.72			312,235	0.79%	-3.19%
2021	0.60%			353	1,057.50			373,298	0.44%	5.75%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.60%	to	0.75%	19,885	1,665.87	to	165.42	3,356,109	0.00%	23.48%	to	23.30%
2023	0.60%	to	0.75%	20,324	1,349.05	to	134.17	2,782,419	0.00%	12.48%	to	12.31%
2022	0.60%	to	0.75%	20,824	1,199.41	to	119.46	2,540,040	0.00%	-31.39%	to	-31.50%
2021	0.60%	to	0.75%	21,401	1,748.26	to	174.39	3,813,173	0.00%	18.39%	to	18.21%
2020	0.60%	to	0.75%	20,692	1,476.74	to	147.53	3,121,838	0.00%	47.67%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.60%	to	0.75%	8,169	3,782.34	to	367.79	3,236,788	1.50%	13.26%	to	13.09%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.60%	to	0.75%	24,518	5,975.74	to	577.59	14,758,559	0.00%	15.37%	to	15.19%
2023	0.60%	to	0.75%	26,189	5,179.69	to	501.40	13,665,871	0.23%	33.93%	to	33.73%
2022	0.60%	to	0.75%	28,652	3,867.41	to	374.93	11,191,415	0.00%	-32.17%	to	-32.27%
2021	0.60%	to	0.75%	27,816	5,701.86	to	553.61	16,121,142	0.00%	14.80%	to	14.63%
2020	0.60%	to	0.75%	29,098	4,966.83	to	482.96	14,780,304	0.70%	26.87%	to	26.68%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.60%	to	0.75%	4,080	1,131.41	to	111.09	460,895	3.08%	2.54%	to	2.39%
2023	0.60%	to	0.75%	4,042	1,103.38	to	108.50	444,576	0.00%	8.23%	to	8.07%
2022	0.60%	to	0.75%	4,310	1,019.44	to	100.40	439,530	0.00%	-11.99%	to	-12.12%
2021	0.60%	to	0.75%	4,458	1,158.32	to	114.25	517,148	4.65%	-3.99%	to	-4.13%
2020	0.60%	to	0.75%	4,164	1,206.47	to	119.17	518,484	5.98%	2.78%	to	2.63%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.60%	to	0.75%	1,634	8,245.70	to	798.20	1,388,987	0.00%	12.01%	to	11.84%
2023	0.60%	to	0.75%	1,685	7,361.78	to	713.71	1,282,119	1.16%	17.42%	to	17.25%
2022	0.60%	to	0.75%	1,788	6,269.38	to	608.71	1,164,228	0.53%	-16.34%	to	-16.46%
2021	0.60%	to	0.75%	1,863	7,493.58	to	728.67	1,455,831	0.38%	21.82%	to	21.64%
2020	0.60%	to	0.75%	1,877	6,151.35	to	599.05	1,210,463	0.66%	19.21%	to	19.03%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.75%			855	253.24			216,423	1.93%	11.59%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.75%			870	226.93			197,337	2.19%	13.09%
2022	0.75%			868	200.67			174,178	1.59%	-15.38%
2021	0.75%			888	237.13			210,569	1.61%	9.62%
2020	0.75%			901	216.32			194,907	1.96%	13.03%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.60%	to	0.75%	4,425	5,229.92	to	506.27	3,064,459	1.76%	14.45%	to	14.28%
2023	0.60%	to	0.75%	4,675	4,569.44	to	443.00	2,788,060	1.77%	14.45%	to	14.28%
2022	0.60%	to	0.75%	5,347	3,992.61	to	387.66	2,745,374	0.94%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	5,865	4,817.08	to	468.41	3,794,178	0.67%	16.21%	to	16.04%
2020	0.60%	to	0.75%	6,200	4,145.16	to	403.68	3,455,840	1.51%	13.35%	to	13.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.60%	to	0.75%	9,264	10,840.78	to	1,047.83	10,060,240	0.01%	27.37%	to	27.18%
2023	0.60%	to	0.75%	10,120	8,511.42	to	823.93	8,648,290	0.13%	38.82%	to	38.61%
2022	0.60%	to	0.75%	10,825	6,131.26	to	594.41	6,735,004	0.05%	-34.12%	to	-34.22%
2021	0.60%	to	0.75%	11,398	9,307.31	to	903.67	10,782,676	0.00%	21.87%	to	21.68%
2020	0.60%	to	0.75%	11,574	7,637.23	to	742.63	9,017,722	0.16%	38.20%	to	38.00%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.60%	to	0.75%	3,238	13,571.12	to	1,311.74	4,976,534	0.00%	30.96%	to	30.77%
2023	0.60%	to	0.75%	2,972	10,362.49	to	1,003.11	3,547,693	0.00%	53.36%	to	53.13%
2022	0.60%	to	0.75%	2,984	6,757.14	to	655.09	2,422,151	0.00%	-37.50%	to	-37.59%
2021	0.60%	to	0.75%	3,438	10,811.32	to	1,049.70	4,533,915	0.11%	17.04%	to	16.87%
2020	0.60%	to	0.75%	4,261	9,237.18	to	898.21	4,619,168	0.00%	49.83%	to	49.60%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.60%	to	0.75%	5,784	3,712.56	to	358.84	3,061,795	1.30%	4.94%	to	4.78%
2023	0.60%	to	0.75%	6,159	3,537.71	to	342.46	3,038,752	1.43%	9.92%	to	9.76%
2022	0.60%	to	0.75%	6,815	3,218.31	to	312.00	2,936,524	1.62%	-9.38%	to	-9.52%
2021	0.60%	to	0.75%	8,783	3,551.45	to	344.82	4,032,459	1.07%	12.61%	to	12.44%
2020	0.60%	to	0.75%	8,568	3,153.76	to	306.66	3,086,708	1.20%	15.33%	to	15.16%
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.60%	to	0.75%	16,796	1,061.48	to	106.04	1,823,746	0.92%	6.15%	to	6.04%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.60%			58	998.17			57,550	0.41%	-0.18%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.60%	to	0.75%	8,950	1,028.76	to	102.77	1,083,718	3.92%	2.88%	to	2.77%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.65%	to	0.75%	17,274	106.36	to	106.29	1,836,677	2.10%	6.36%	to	6.29%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.60%			376	1,189.34			447,541	0.00%	18.93%			****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2024	0.60%	to	0.75%	7,960	3,211.16	to	316.45	3,089,453	0.35%	15.57%	to	15.39%
2023	0.60%	to	0.75%	8,365	2,778.62	to	274.24	2,805,061	0.30%	23.27%	to	23.08%
2022	0.60%	to	0.75%	10,011	2,254.15	to	222.81	2,646,593	0.10%	-19.74%	to	-19.86%
2021	0.60%	to	0.75%	10,236	2,808.57	to	278.02	3,362,544	0.25%	25.22%	to	25.03%
2020	0.60%	to	0.75%	10,706	2,242.92	to	222.36	2,785,888	0.45%	21.79%	to	21.61%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.60%	to	0.75%	4,056	6,393.08	to	618.86	2,930,907	1.65%	10.94%	to	10.77%
2023	0.60%	to	0.75%	4,564	5,762.59	to	558.67	2,863,893	1.61%	7.29%	to	7.13%
2022	0.60%	to	0.75%	5,245	5,371.13	to	521.50	3,034,972	1.37%	-6.47%	to	-6.61%
2021	0.60%	to	0.75%	5,783	5,742.65	to	558.41	3,606,028	1.35%	24.70%	to	24.52%
2020	0.60%	to	0.75%	5,884	4,605.08	to	448.46	2,953,473	1.57%	2.86%	to	2.70%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.60%	to	0.75%	3,311	2,941.46	to	287.75	1,724,449	1.16%	6.32%	to	6.16%
2023	0.60%	to	0.75%	3,369	2,766.55	to	271.05	1,703,656	0.48%	16.67%	to	16.49%
2022	0.60%	to	0.75%	3,442	2,371.31	to	232.67	1,510,533	0.49%	-24.21%	to	-24.32%
2021	0.60%	to	0.75%	3,586	3,128.71	to	307.45	2,215,781	0.14%	9.62%	to	9.45%
2020	0.60%	to	0.75%	3,873	2,854.23	to	280.89	2,131,728	0.81%	19.49%	to	19.31%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2024	0.60%	to	0.75%	121	2,807.07	to	271.73	50,723	10.24%	10.56%	to	10.39%
2023	0.60%	to	0.75%	133	2,538.95	to	246.15	49,586	9.67%	11.17%	to	11.00%
2022	0.60%	to	0.75%	210	2,283.82	to	221.74	61,661	7.48%	-19.22%	to	-19.34%
2021	0.60%	to	0.75%	232	2,827.30	to	274.92	85,004	5.07%	-2.61%	to	-2.76%
2020	0.60%	to	0.75%	258	2,903.07	to	282.72	94,756	4.51%	4.91%	to	4.76%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.60%	to	0.75%	24,342	4,923.37	to	473.03	16,067,923	1.69%	9.13%	to	8.97%
2023	0.60%	to	0.75%	26,498	4,511.29	to	434.10	15,921,694	1.86%	11.37%	to	11.20%
2022	0.60%	to	0.75%	28,232	4,050.80	to	390.37	15,143,889	1.48%	-4.56%	to	-4.70%
2021	0.60%	to	0.75%	30,700	4,244.42	to	409.64	16,921,627	1.27%	19.56%	to	19.38%
2020	0.60%	to	0.75%	34,177	3,550.04	to	343.14	15,598,112	1.75%	3.01%	to	2.86%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.75%			3,882	139.58			541,813	3.40%	0.27%
2023	0.75%			3,719	139.21			517,790	2.65%	3.92%
2022	0.75%			3,755	133.96			503,017	2.03%	-13.20%
2021	0.75%			3,888	154.34			600,068	1.68%	-2.81%
2020	0.75%			3,604	158.80			572,333	2.13%	5.29%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2024	0.00%	to	0.75%	16,023	7,205.07	to	284.32	7,647,456	3.29%	1.03%	to	0.27%
2023	0.00%	to	0.75%	16,954	7,131.63	to	283.55	8,105,153	2.69%	4.71%	to	3.92%
2022	0.00%	to	0.75%	17,560	6,811.16	to	272.84	8,144,504	1.98%	-12.56%	to	-13.22%
2021	0.00%	to	0.75%	19,887	7,789.89	to	314.40	10,325,301	1.65%	-2.08%	to	-2.81%
2020	0.00%	to	0.75%	19,825	7,955.09	to	323.48	10,704,997	2.10%	6.09%	to	5.30%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.60%	to	0.75%	5,078	3,563.75	to	344.98	1,979,157	1.32%	5.64%	to	5.48%
2023	0.60%	to	0.75%	5,122	3,373.36	to	327.04	1,898,143	1.66%	3.54%	to	3.39%
2022	0.60%	to	0.75%	5,798	3,257.98	to	316.33	2,059,870	0.90%	-25.20%	to	-25.31%
2021	0.60%	to	0.75%	5,912	4,355.33	to	423.51	2,809,373	0.92%	-7.83%	to	-7.97%
2020	0.60%	to	0.75%	5,784	4,725.36	to	460.18	3,019,461	1.86%	12.62%	to	12.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.75%			3,861	161.88			624,986	3.10%	10.47%
2023	0.75%			2,675	146.54			392,032	3.13%	20.80%
2022	0.75%			1,313	121.31			159,285	3.82%	-14.76%
2021	0.75%			1,386	142.33			197,264	2.59%	11.82%
2020	0.75%			1,347	127.28			171,451	1.23%	7.14%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.75%			7,860	306.01			2,405,209	0.00%	15.12%
2023	0.75%			4,328	265.81			1,150,448	0.00%	12.99%
2022	0.75%			4,452	235.25			1,047,320	0.00%	-14.39%
2021	0.75%			4,674	274.78			1,284,325	1.12%	13.85%
2020	0.75%			4,597	241.35			1,109,477	1.41%	11.16%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.75%			1,502	130.24			195,576	0.00%	0.07%
2023	0.75%			1,483	130.15			193,062	0.00%	3.72%
2022	0.75%			1,404	125.48			176,172	0.00%	-13.45%
2021	0.75%			1,402	144.99			203,270	1.93%	-1.46%
2020	0.75%			2,144	147.13			315,447	2.93%	8.39%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.75%			5,929	403.15			2,390,300	0.00%	12.38%
2023	0.75%			6,245	358.75			2,240,461	0.00%	21.23%
2022	0.75%			6,366	295.92			1,883,800	0.00%	-25.61%
2021	0.75%			6,831	397.81			2,717,439	0.00%	15.14%
2020	0.75%			6,870	345.51			2,373,650	0.66%	28.96%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.75%			7,201	397.47			2,862,171	0.00%	22.83%
2023	0.75%			4,312	323.61			1,395,498	0.00%	24.75%
2022	0.75%			4,147	259.41			1,075,787	0.00%	-17.44%
2021	0.75%			4,277	314.20			1,343,838	1.06%	22.72%
2020	0.75%			4,281	256.03			1,096,048	1.65%	12.23%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.75%			5,876	645.37			3,791,965	0.00%	30.16%
2023	0.75%			5,160	495.81			2,558,234	0.00%	36.93%
2022	0.75%			5,763	362.10			2,086,798	0.00%	-30.74%
2021	0.75%			5,722	522.79			2,991,431	0.00%	20.63%
2020	0.75%			5,743	433.40			2,489,016	0.69%	50.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.60%	to	0.75%	46,488	4,206.30	to	405.11	19,065,585	0.00%	10.54%	to	10.37%
2023	0.60%	to	0.75%	51,110	3,805.23	to	367.03	19,194,748	0.00%	17.23%	to	17.05%
2022	0.60%	to	0.75%	57,832	3,246.09	to	313.57	18,656,377	0.00%	-18.77%	to	-18.89%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.60%	to	0.75%	59,936	3,996.10	to	386.60	23,961,343	0.15%	12.95%	to	12.78%
2020	0.60%	to	0.75%	62,589	3,538.04	to	342.80	22,246,232	0.22%	11.66%	to	11.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.60%	to	0.75%	9,001	2,498.19	to	243.33	2,264,832	0.00%	5.45%	to	5.29%
2023	0.60%	to	0.75%	9,183	2,369.10	to	231.10	2,238,718	0.00%	10.58%	to	10.42%
2022	0.60%	to	0.75%	9,494	2,142.39	to	209.30	2,103,818	0.00%	-14.90%	to	-15.03%
2021	0.60%	to	0.75%	10,205	2,517.54	to	246.32	2,667,672	0.20%	6.07%	to	5.91%
2020	0.60%	to	0.75%	10,572	2,373.48	to	232.57	2,677,027	0.13%	7.90%	to	7.74%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2024	0.60%	to	0.75%	91,597	18,058.92	to	1,722.76	229,544,473	0.96%	23.88%	to	23.69%
2023	0.60%	to	0.75%	98,825	14,577.85	to	1,392.78	198,004,131	1.30%	25.24%	to	25.05%
2022	0.60%	to	0.75%	105,688	11,640.06	to	1,113.76	168,239,340	1.17%	-18.80%	to	-18.93%
2021	0.60%	to	0.75%	112,856	14,335.80	to	1,373.76	220,627,767	2.10%	27.60%	to	27.41%
2020	0.60%	to	0.75%	119,257	11,235.26	to	1,078.26	182,776,579	1.87%	17.41%	to	17.24%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.60%	to	0.75%	12,344	4,830.70	to	463.77	5,768,924	0.00%	11.96%	to	11.79%
2023	0.60%	to	0.75%	13,413	4,314.77	to	414.87	5,624,140	0.00%	18.67%	to	18.49%
2022	0.60%	to	0.75%	14,275	3,635.96	to	350.12	5,053,343	0.00%	-19.37%	to	-19.49%
2021	0.60%	to	0.75%	14,621	4,509.55	to	434.89	6,435,778	0.13%	14.81%	to	14.64%
2020	0.60%	to	0.75%	15,732	3,927.76	to	379.35	6,043,505	0.22%	12.14%	to	11.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.60%	to	0.75%	3,665	1,851.03	to	180.87	720,241	0.00%	3.20%	to	3.04%
2023	0.60%	to	0.75%	3,896	1,793.68	to	175.53	746,031	0.00%	7.38%	to	7.22%
2022	0.60%	to	0.75%	4,150	1,670.36	to	163.70	755,328	0.00%	-12.72%	to	-12.85%
2021	0.60%	to	0.75%	6,545	1,913.72	to	187.84	1,327,114	0.23%	2.14%	to	1.98%
2020	0.60%	to	0.75%	6,856	1,873.70	to	184.18	1,361,645	0.12%	6.08%	to	5.92%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.00%	to	0.75%	66,828	6,172.37	to	317.18	35,973,519	0.00%	9.02%	to	8.20%
2023	0.00%	to	0.75%	70,590	5,661.82	to	293.15	35,100,992	0.00%	14.72%	to	13.87%
2022	0.00%	to	0.75%	72,948	4,935.28	to	257.45	32,417,633	0.00%	-16.55%	to	-17.18%
2021	0.00%	to	0.75%	78,099	5,914.28	to	310.83	41,382,194	0.19%	10.31%	to	9.49%
2020	0.00%	to	0.75%	81,465	5,361.32	to	283.89	39,377,162	0.14%	10.34%	to	9.52%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.60%	to	0.75%	3,423	3,035.52	to	293.85	1,054,068	5.47%	5.64%	to	5.48%
2023	0.60%	to	0.75%	3,507	2,873.50	to	278.58	1,072,069	6.09%	12.45%	to	12.28%
2022	0.60%	to	0.75%	3,495	2,555.33	to	248.11	994,154	5.49%	-12.46%	to	-12.59%
2021	0.60%	to	0.75%	3,727	2,918.97	to	283.84	1,216,013	4.74%	4.34%	to	4.18%
2020	0.60%	to	0.75%	4,144	2,797.64	to	272.45	1,266,149	5.01%	5.38%	to	5.22%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.60%	to	0.75%	8,224	7,870.42	to	761.87	7,200,226	1.08%	12.81%	to	12.64%
2023	0.60%	to	0.75%	8,285	6,976.58	to	676.37	6,394,722	1.26%	15.36%	to	15.19%
2022	0.60%	to	0.75%	8,348	6,047.43	to	587.17	5,616,836	1.19%	-13.91%	to	-14.04%
2021	0.60%	to	0.75%	8,528	7,024.94	to	683.10	6,799,910	1.18%	23.52%	to	23.33%
2020	0.60%	to	0.75%	8,810	5,687.46	to	553.87	5,790,798	1.19%	12.44%	to	12.27%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.60%	to	0.75%	4,923	2,368.60	to	229.29	1,179,394	6.29%	9.68%	to	9.51%
2023	0.60%	to	0.75%	5,244	2,159.59	to	209.37	1,145,483	5.53%	8.05%	to	7.89%
2022	0.60%	to	0.75%	5,401	1,998.69	to	194.06	1,136,928	3.90%	-2.88%	to	-3.02%
2021	0.60%	to	0.75%	4,634	2,057.95	to	200.11	1,022,607	5.53%	4.61%	to	4.45%
2020	0.60%	to	0.75%	4,682	1,967.29	to	191.58	991,439	2.94%	3.44%	to	3.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.60%	to	0.75%	8,436	5,459.09	to	533.23	4,781,205	1.69%	14.62%	to	14.45%
2023	0.60%	to	0.75%	9,337	4,762.69	to	465.91	4,620,394	1.68%	8.19%	to	8.03%
2022	0.60%	to	0.75%	10,437	4,402.03	to	431.27	4,938,363	1.18%	-1.72%	to	-1.87%
2021	0.60%	to	0.75%	11,489	4,479.05	to	439.48	5,533,993	1.25%	33.73%	to	33.53%
2020	0.60%	to	0.75%	12,443	3,349.42	to	329.13	4,482,847	1.59%	0.89%	to	0.73%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.60%	to	0.75%	28,647	1,939.04	to	192.66	5,815,010	1.88%	14.79%	to	14.62%
2023	0.60%	to	0.75%	30,327	1,689.17	to	168.08	5,308,378	1.96%	8.35%	to	8.18%
2022	0.60%	to	0.75%	28,640	1,559.05	to	155.37	4,636,711	1.36%	-1.61%	to	-1.76%
2021	0.60%	to	0.75%	30,166	1,584.57	to	158.15	4,979,425	1.33%	33.90%	to	33.70%
2020	0.60%	to	0.75%	31,708	1,183.37	to	118.28	4,153,575	1.38%	18.34%	to	18.28%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.65%	to	0.75%	2,517	140.38	to	138.06	349,853	3.29%	0.71%	to	0.61%
2023	0.65%	to	0.75%	2,455	139.38	to	137.22	338,994	2.86%	4.51%	to	4.40%
2022	0.65%	to	0.75%	2,785	133.37	to	131.43	368,036	2.71%	-15.24%	to	-15.33%
2021	0.65%	to	0.75%	2,278	157.36	to	155.22	355,803	2.03%	-1.67%	to	-1.77%
2020	0.65%	to	0.75%	2,164	160.03	to	158.02	344,057	2.90%	6.32%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2024	0.75%			267	245.45			65,534	0.00%	11.73%
2023	0.75%			273	219.67			60,022	0.00%	15.59%
2022	0.75%			281	190.05			53,403	0.00%	-15.59%
2021	0.75%			273	225.14			61,463	0.28%	14.89%
2020	0.75%			271	195.97			53,107	0.99%	10.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2024	0.75%			19	157.14			3,053	0.00%	4.39%
2023	0.75%			22	150.53			3,265	0.00%	8.10%
2022	0.75%			584	139.25			81,322	0.00%	-12.63%
2021	0.75%			636	159.37			101,362	0.05%	3.71%
2020	0.75%			55	153.68			8,452	0.24%	6.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2024	0.75%			1,698	262.43			445,626	0.00%	12.88%
2023	0.75%			1,627	232.48			378,167	0.00%	17.19%
2022	0.75%			1,539	198.39			305,316	0.00%	-15.65%
2021	0.75%			722	235.18			169,803	0.24%	17.24%
2020	0.75%			732	200.61			146,844	1.14%	11.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2024	0.75%			28	190.67			5,356	0.00%	6.98%
2023	0.75%			27	178.23			4,735	0.00%	11.04%
2022	0.75%			27	160.50			4,334	0.00%	-13.70%
2021	0.75%			27	185.98			5,022	0.25%	8.41%
2020	0.75%			27	171.55			4,632	0.57%	8.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2024	0.75%			2,415	227.72			549,855	0.00%	10.34%
2023	0.75%			2,222	206.37			458,594	0.00%	14.10%
2022	0.75%			2,203	180.87			398,462	0.00%	-14.72%
2021	0.75%			2,095	212.10			444,341	0.28%	12.79%
2020	0.75%			1,811	188.05			340,559	0.69%	9.94%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2024	0.75%			2,279	279.92			637,835	0.00%	14.58%
2023	0.75%			2,350	244.31			574,231	0.00%	18.85%
2022	0.75%			2,690	205.57			552,977	0.00%	-15.87%
2021	0.75%			2,600	244.34			635,278	0.20%	19.29%
2020	0.75%			2,533	204.83			518,827	1.15%	11.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2024	0.75%			158	206.90			32,724	0.00%	8.52%
2023	0.75%			480	190.65			91,535	0.00%	12.55%
2022	0.75%			148	169.39			25,070	0.00%	-14.25%
2021	0.75%			139	197.53			27,457	0.27%	10.29%
2020	0.75%			130	179.10			23,283	0.70%	8.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.75%			188	236.21			44,331	0.00%	6.98%
2023	0.75%			196	220.79			43,288	0.00%	12.20%
2022	0.75%			203	196.79			39,948	0.00%	-15.62%
2021	0.75%			207	233.23			48,278	0.20%	7.43%
2020	0.75%			209	217.09			45,372	0.16%	8.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.75%			10	311.23			3,231	0.00%	9.64%
2023	0.75%			11	283.86			3,009	0.00%	15.51%
2022	0.75%			11	245.75			2,703	0.00%	-18.18%
2021	0.75%			54	300.36			16,219	0.17%	11.32%
2020	0.75%			56	269.81			15,109	0.18%	10.78%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.65%	to	0.75%	2,114	153.33	to	150.79	323,393	2.33%	10.29%	to	10.18%
2023	0.65%	to	0.75%	2,145	139.03	to	136.87	297,446	2.67%	20.68%	to	20.56%
2022	0.65%	to	0.75%	2,123	115.20	to	113.53	243,922	3.56%	-14.93%	to	-15.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.65%	to	0.75%	2,144	135.42	to	133.58	289,572	2.25%	11.67%	to	11.56%
2020	0.65%	to	0.75%	2,232	121.27	to	119.74	269,944	0.96%	6.99%	to	6.88%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.60%	to	0.75%	5,484	934.57	to	156.97	881,271	3.57%	1.40%	to	1.25%
2023	0.60%	to	0.75%	4,980	921.63	to	155.03	816,437	3.73%	6.76%	to	6.60%
2022	0.60%	to	0.75%	4,926	863.31	to	145.44	769,156	2.66%	-13.98%	to	-14.11%
2021	0.60%	to	0.75%	4,835	1,003.58	to	169.33	977,225	11.21%	0.36%	to	-1.47%
2020	0.75%			177	171.84			30,416	5.67%	8.49%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.65%	to	0.75%	9,094	131.78	to	130.38	1,188,904	0.33%	-1.99%	to	-2.09%
2023	0.65%	to	0.75%	8,964	134.46	to	133.16	1,196,785	1.90%	14.92%	to	14.81%
2022	0.65%	to	0.75%	9,213	117.00	to	115.99	1,071,165	0.00%	-38.33%	to	-38.39%
2021	0.65%	to	0.75%	8,975	189.71	to	188.26	1,693,395	0.38%	-1.72%	to	-1.82%
2020	0.65%	to	0.75%	8,483	193.04	to	191.75	1,629,951	1.06%	50.06%	to	49.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.60%	to	0.75%	84,734	1,444.68	to	143.56	18,402,430	6.13%	3.81%	to	3.65%
2023	0.60%	to	0.75%	88,365	1,391.64	to	138.50	18,518,121	2.71%	14.98%	to	14.81%
2022	0.60%	to	0.75%	92,327	1,210.31	to	120.63	16,812,210	3.65%	-6.43%	to	-6.57%
2021	0.60%	to	0.75%	99,982	1,293.43	to	129.11	19,323,521	3.29%	9.92%	to	9.75%
2020	0.60%	to	0.75%	105,694	1,176.72	to	117.64	18,631,544	0.00%	17.67%	to	17.64%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.60%	to	0.75%	13,083	8,060.97	to	672.36	9,013,689	0.79%	25.30%	to	25.12%
2023	0.60%	to	0.75%	13,950	6,433.13	to	537.39	7,620,161	5.30%	34.55%	to	34.35%
2022	0.60%	to	0.75%	14,834	4,781.25	to	400.00	6,035,116	5.19%	-13.01%	to	-13.14%
2021	0.60%	to	0.75%	15,477	5,496.41	to	460.52	7,273,117	0.00%	39.61%	to	39.40%
2020	0.60%	to	0.75%	16,583	3,937.03	to	330.36	5,617,941	0.00%	29.31%	to	29.12%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.60%	to	0.75%	106,152	5,407.94	to	337.13	56,829,957	0.00%	17.79%	to	17.61%
2023	0.60%	to	0.75%	113,550	4,591.24	to	286.65	51,491,671	0.00%	19.86%	to	19.68%
2022	0.60%	to	0.75%	120,577	3,830.56	to	239.51	45,320,648	0.00%	-37.98%	to	-38.08%
2021	0.60%	to	0.75%	125,033	6,176.56	to	386.78	76,022,496	0.12%	-5.27%	to	-5.42%
2020	0.60%	to	0.75%	130,524	6,520.45	to	408.93	84,163,853	0.00%	59.94%	to	59.70%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.65%	to	0.75%	14,255	335.81	to	330.26	4,733,229	1.00%	7.78%	to	7.67%
2023	0.65%	to	0.75%	14,733	311.58	to	306.74	4,542,096	1.50%	7.93%	to	7.82%
2022	0.65%	to	0.75%	15,519	288.68	to	284.48	4,436,871	1.34%	-3.29%	to	-3.39%
2021	0.65%	to	0.75%	17,615	298.51	to	294.46	5,210,002	0.74%	23.21%	to	23.09%
2020	0.65%	to	0.75%	18,663	242.27	to	239.22	4,483,155	2.10%	-1.78%	to	-1.88%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.60%	to	0.75%	37,435	4,017.46	to	391.83	19,965,736	0.43%	20.75%	to	20.57%
2023	0.60%	to	0.75%	41,187	3,327.12	to	324.99	18,190,769	0.52%	22.66%	to	22.47%
2022	0.60%	to	0.75%	44,333	2,712.53	to	265.35	15,872,511	0.39%	-17.56%	to	-17.68%
2021	0.60%	to	0.75%	47,333	3,290.18	to	322.34	20,544,174	0.30%	25.81%	to	25.62%
2020	0.60%	to	0.75%	50,119	2,615.13	to	256.59	17,320,700	0.43%	12.87%	to	12.70%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.65%	to	0.75%	877	330.88	to	325.41	285,711	0.18%	7.77%	to	7.66%
2023	0.65%	to	0.75%	883	307.04	to	302.26	267,208	0.29%	19.90%	to	19.78%
2022	0.65%	to	0.75%	905	256.07	to	252.35	228,404	0.50%	-23.45%	to	-23.53%
2021	0.65%	to	0.75%	1,060	334.52	to	329.97	350,926	0.37%	25.93%	to	25.81%
2020	0.65%	to	0.75%	823	265.63	to	262.28	216,006	0.79%	12.60%	to	12.49%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.60%	to	0.75%	193,960	7,716.51	to	753.73	193,327,542	1.19%	22.06%	to	21.88%
2023	0.60%	to	0.75%	214,254	6,321.85	to	618.44	174,365,301	1.44%	23.14%	to	22.96%
2022	0.60%	to	0.75%	227,297	5,133.81	to	502.97	150,731,516	0.87%	-22.57%	to	-22.68%
2021	0.60%	to	0.75%	237,604	6,630.08	to	650.53	204,320,063	0.53%	29.46%	to	29.27%
2020	0.60%	to	0.75%	227,712	5,121.24	to	503.24	153,533,044	1.34%	18.19%	to	18.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.65%	to	0.75%	14,080	238.20	to	234.26	3,310,056	2.39%	10.00%	to	9.89%
2023	0.65%	to	0.75%	14,730	216.54	to	213.17	3,150,487	2.26%	12.15%	to	12.04%
2022	0.65%	to	0.75%	15,948	193.09	to	190.27	3,044,925	1.54%	-28.98%	to	-29.05%
2021	0.65%	to	0.75%	16,340	271.88	to	268.19	4,396,781	1.07%	45.80%	to	45.65%
2020	0.65%	to	0.75%	18,481	186.48	to	184.13	3,413,944	1.48%	-6.00%	to	-6.09%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.60%	to	0.75%	5,321	1,041.15	to	118.39	655,179	4.03%	4.43%	to	4.27%
2023	0.60%	to	0.75%	5,455	997.00	to	113.54	643,958	3.36%	5.06%	to	4.90%
2022	0.60%	to	0.75%	5,913	949.02	to	108.24	669,395	2.10%	-6.23%	to	-6.37%
2021	0.65%	to	0.75%	6,455	117.20	to	115.61	750,032	1.06%	-1.23%	to	-1.33%
2020	0.65%	to	0.75%	6,159	118.66	to	117.17	725,431	1.66%	2.17%	to	2.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.65%	to	0.75%	507	168.25	to	211.71	107,009	6.02%	3.57%	to	3.47%
2023	0.65%	to	0.75%	514	162.44	to	204.61	104,820	2.32%	14.81%	to	14.70%
2022	0.65%	to	0.75%	714	141.48	to	178.39	126,817	3.53%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	824	151.48	to	191.19	153,125	1.23%	9.68%	to	9.57%
2020	0.60%	to	0.75%	1,153	1,388.48	to	174.48	416,365	1.34%	4.55%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2024	0.00%	to	0.75%	92,830	3,812.28	to	173.15	20,782,251	4.78%	4.88%	to	4.09%
2023	0.00%	to	0.75%	99,510	3,634.78	to	166.34	21,835,253	4.65%	4.75%	to	3.96%
2022	0.00%	to	0.75%	108,117	3,470.06	to	160.00	22,147,769	1.27%	1.30%	to	0.54%
2021	0.00%	to	0.75%	107,637	3,425.66	to	159.14	23,538,314	0.00%	0.00%	to	-0.75%
2020	0.00%	to	0.75%	115,975	3,425.66	to	160.35	25,736,856	0.22%	0.24%	to	-0.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2024	0.60%	to	0.75%	24,990	6,144.22	to	590.33	20,258,710	0.12%	12.44%	to	12.27%
2023	0.60%	to	0.75%	27,031	5,464.60	to	525.82	19,431,675	0.52%	13.28%	to	13.11%
2022	0.60%	to	0.75%	27,942	4,824.01	to	464.88	17,824,923	0.45%	-19.24%	to	-19.36%
2021	0.60%	to	0.75%	29,418	5,973.33	to	576.50	23,241,061	0.00%	29.98%	to	29.79%
2020	0.60%	to	0.75%	31,702	4,595.41	to	444.18	19,414,011	0.02%	21.98%	to	21.80%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.60%	to	0.75%	2,795	5,788.33	to	560.32	1,671,754	0.00%	20.48%	to	20.30%
2023	0.60%	to	0.75%	2,970	4,804.35	to	465.77	1,471,827	0.00%	16.77%	to	16.59%
2022	0.60%	to	0.75%	3,346	4,114.53	to	399.49	1,423,429	0.00%	-30.78%	to	-30.89%
2021	0.60%	to	0.75%	4,116	5,944.29	to	578.01	2,731,115	0.00%	9.65%	to	9.48%
2020	0.60%	to	0.75%	4,674	5,421.26	to	527.95	2,870,563	0.00%	40.05%	to	39.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2024	0.60%	to	0.75%	28,395	5,327.89	to	511.90	18,948,319	0.73%	5.79%	to	5.63%
2023	0.60%	to	0.75%	30,418	5,036.52	to	484.63	19,117,720	0.43%	16.89%	to	16.71%
2022	0.60%	to	0.75%	32,230	4,308.84	to	415.23	17,315,307	0.33%	-13.46%	to	-13.59%
2021	0.60%	to	0.75%	34,607	4,979.10	to	480.54	21,437,834	0.00%	31.14%	to	30.94%
2020	0.60%	to	0.75%	37,279	3,796.82	to	366.99	17,534,857	0.08%	4.52%	to	4.37%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2024	0.00%	to	0.75%	31,063	36,835.58	to	1,142.67	147,940,139	1.07%	13.67%	to	12.82%
2023	0.00%	to	0.75%	34,203	32,404.72	to	1,012.82	139,569,453	1.35%	8.29%	to	7.48%
2022	0.00%	to	0.75%	36,500	29,924.84	to	942.33	135,922,927	1.18%	-8.45%	to	-9.13%
2021	0.00%	to	0.75%	39,365	32,685.83	to	1,037.01	156,838,458	0.78%	21.90%	to	20.99%
2020	0.00%	to	0.75%	43,665	26,812.59	to	857.07	138,135,708	1.15%	10.32%	to	9.49%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	0.60%			24	8,497.97			205,651	0.00%	23.27%
2023	0.60%			24	6,893.53			163,308	0.00%	17.44%
2022	0.60%	to	0.75%	28	5,869.75	to	569.91	143,154	0.00%	-29.16%	to	-29.27%
2021	0.60%	to	0.75%	35	8,285.90	to	805.71	214,399	0.00%	12.32%	to	12.15%
2020	0.60%	to	0.75%	40	7,377.30	to	718.43	201,868	0.00%	39.14%	to	38.93%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.60%	to	0.75%	2,333	2,388.23	to	235.56	626,252	0.00%	23.02%	to	22.83%
2023	0.60%	to	0.75%	2,339	1,941.40	to	191.78	559,857	0.00%	17.26%	to	17.08%
2022	0.60%	to	0.75%	2,777	1,655.65	to	163.80	555,659	0.00%	-29.25%	to	-29.36%
2021	0.60%	to	0.75%	2,861	2,340.22	to	231.87	803,752	0.00%	12.05%	to	11.88%
2020	0.60%	to	0.75%	3,216	2,088.56	to	207.25	793,613	0.00%	38.87%	to	38.67%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.60%	to	0.75%	1,472	7,596.67	to	735.38	5,120,863	0.23%	25.09%	to	24.90%
2023	0.60%	to	0.75%	1,538	6,073.13	to	588.78	4,314,295	0.34%	26.14%	to	25.95%
2022	0.60%	to	0.75%	1,721	4,814.52	to	467.46	3,592,956	0.44%	-18.94%	to	-19.06%
2021	0.60%	to	0.75%	1,998	5,939.38	to	577.54	4,711,366	0.38%	22.74%	to	22.55%
2020	0.60%	to	0.75%	2,203	4,839.05	to	471.25	4,062,662	0.62%	18.85%	to	18.67%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.60%	to	0.75%	20,571	2,014.67	to	192.41	4,829,196	5.54%	5.46%	to	5.30%
2023	0.60%	to	0.75%	21,444	1,910.41	to	182.73	4,947,385	4.46%	5.27%	to	5.11%
2022	0.60%	to	0.75%	21,718	1,814.78	to	173.84	4,894,868	3.77%	-5.75%	to	-5.89%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.60%	to	0.75%	23,287	1,925.54	to	184.73	5,581,739	2.50%	0.14%	to	-0.01%
2020	0.60%	to	0.75%	23,503	1,922.88	to	184.75	5,685,995	2.27%	2.84%	to	2.68%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.75%			324	106.50			34,465	3.39%	-4.13%
2023	0.75%			440	111.09			48,921	2.56%	5.42%
2022	0.75%			316	105.37			33,298	1.58%	-19.59%
2021	0.75%			339	131.04			44,423	6.07%	-8.21%
2020	0.75%			354	142.77			50,539	6.29%	9.94%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.75%			1,094	126.49			138,415	3.99%	3.71%
2023	0.75%			1,144	121.96			139,501	3.60%	4.19%
2022	0.75%			1,208	117.05			141,401	1.60%	-6.46%
2021	0.75%			1,514	125.13			189,454	0.53%	-1.67%
2020	0.75%			3,844	127.26			489,182	1.21%	2.22%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	0.60%			5	1,214.69			5,903	4.04%	1.91%
2023	0.60%			5	1,191.88			6,007	3.57%	5.31%
2022	0.60%			10	1,131.82			11,318	2.57%	-14.82%
2020	0.60%	to	0.75%	7,327	1,353.80	to	133.42	1,376,161	2.04%	7.99%	to	7.82%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.60%	to	0.75%	3,045	2,328.33	to	230.17	814,956	0.95%	18.43%	to	18.25%
2023	0.65%	to	0.75%	2,851	195.95	to	194.65	556,451	2.03%	14.92%	to	14.80%
2022	0.60%	to	0.75%	3,192	1,709.98	to	169.55	542,375	1.29%	-3.71%	to	-3.85%
2021	0.60%	to	0.75%	2,741	1,775.85	to	176.35	484,060	1.16%	26.54%	to	26.35%
2020	0.60%	to	0.75%	3,043	1,403.37	to	139.57	426,516	1.65%	5.17%	to	5.01%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	0.60%	to	0.75%	1,753	4,035.03	to	398.62	821,093	0.00%	32.60%	to	32.40%
2023	0.60%	to	0.75%	1,754	3,042.94	to	301.06	628,927	0.00%	43.61%	to	43.40%
2022	0.60%	to	0.75%	1,916	2,118.83	to	209.95	480,232	0.00%	-30.92%	to	-31.02%
2021	0.60%	to	0.75%	1,923	3,067.13	to	304.37	705,808	0.00%	21.92%	to	21.74%
2020	0.60%	to	0.75%	1,949	2,515.66	to	250.02	590,404	0.04%	37.88%	to	37.67%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.60%	to	0.75%	53	2,992.60	to	289.69	37,097	2.23%	2.35%	to	2.20%
2023	0.60%	to	0.75%	65	2,923.80	to	283.46	53,708	0.04%	17.80%	to	17.62%
2022	0.60%	to	0.75%	104	2,482.01	to	240.99	58,984	1.58%	-15.28%	to	-15.40%
2021	0.60%	to	0.75%	114	2,929.56	to	284.87	80,449	1.17%	8.17%	to	8.01%
2020	0.60%	to	0.75%	121	2,708.32	to	263.75	81,148	1.63%	11.42%	to	11.26%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.65%	to	0.75%	4,582	607.43	to	598.59	2,762,682	0.00%	0.76%	to	0.66%
2023	0.65%	to	0.75%	4,769	602.86	to	594.69	2,855,210	0.00%	2.02%	to	1.92%
2022	0.65%	to	0.75%	5,141	590.92	to	583.49	3,018,875	0.00%	-13.25%	to	-13.34%
2021	0.65%	to	0.75%	5,121	681.19	to	673.29	3,470,249	0.00%	12.10%	to	11.99%
2020	0.65%	to	0.75%	5,869	607.67	to	601.23	3,550,844	0.00%	28.43%	to	28.30%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.60%	to	0.75%	5,138	2,823.51	to	269.66	2,127,561	7.18%	2.15%	to	2.00%
2023	0.60%	to	0.75%	5,499	2,763.97	to	264.37	2,233,182	4.14%	10.74%	to	10.57%
2022	0.60%	to	0.75%	5,744	2,495.99	to	239.10	2,133,610	4.48%	-7.48%	to	-7.62%
2021	0.60%	to	0.75%	6,307	2,697.88	to	258.82	2,525,442	5.08%	-4.63%	to	-4.77%
2020	0.60%	to	0.75%	6,545	2,828.73	to	271.78	2,730,299	7.20%	8.27%	to	8.11%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.60%	to	0.75%	25,214	3,544.76	to	339.55	12,449,093	1.66%	0.60%	to	0.45%
2023	0.60%	to	0.75%	25,754	3,523.65	to	338.04	12,779,660	3.58%	9.12%	to	8.95%
2022	0.60%	to	0.75%	26,920	3,229.22	to	310.26	12,202,025	0.28%	-24.83%	to	-24.94%
2021	0.60%	to	0.75%	29,263	4,295.66	to	413.34	17,481,680	0.91%	-12.40%	to	-12.53%
2020	0.60%	to	0.75%	29,028	4,903.51	to	472.54	20,349,004	2.05%	16.55%	to	16.37%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.60%	to	0.75%	6,778	4,011.95	to	383.15	3,788,423	2.57%	-3.42%	to	-3.56%
2023	0.60%	to	0.75%	7,148	4,153.86	to	397.31	4,134,507	2.80%	-4.16%	to	-4.30%
2022	0.60%	to	0.75%	7,266	4,334.15	to	415.17	4,449,348	1.64%	7.75%	to	7.59%
2021	0.60%	to	0.75%	8,056	4,022.54	to	385.90	4,614,327	0.43%	18.21%	to	18.03%
2020	0.60%	to	0.75%	8,844	3,402.93	to	326.95	4,364,558	0.94%	18.40%	to	18.22%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.95%			6,713	622.64			4,179,619	2.94%	14.03%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.95%	7,654	546.05	4,179,244	2.68%	7.08%
2022	0.95%	7,895	509.95	4,026,041	2.60%	-1.60%
2021	0.95%	8,552	518.23	4,431,940	1.96%	24.14%
2020	0.95%	8,953	417.45	3,737,432	2.79%	2.27%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.95%	11,377	157.84	1,795,811	2.69%	0.28%
2023	0.95%	10,373	157.40	1,632,642	2.44%	4.58%
2022	0.95%	9,926	150.50	1,493,899	2.12%	-14.03%
2021	0.95%	10,560	175.07	1,848,749	2.00%	-2.65%
2020	0.95%	9,696	179.83	1,743,630	2.51%	6.56%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.95%	7,355	289.59	2,130,021	5.55%	5.44%
2023	0.95%	7,260	274.65	1,993,929	4.94%	10.61%
2022	0.95%	7,200	248.30	1,787,754	5.15%	-10.22%
2021	0.95%	7,776	276.56	2,150,517	4.12%	2.70%
2020	0.95%	7,265	269.29	1,956,407	5.53%	4.67%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.95%	11,509	764.14	8,794,886	1.38%	13.98%
2023	0.95%	11,772	670.41	7,892,078	1.44%	14.74%
2022	0.95%	12,209	584.29	7,133,623	1.13%	-19.59%
2021	0.95%	12,360	726.62	8,980,988	1.10%	23.18%
2020	0.95%	12,785	589.88	7,541,612	1.47%	16.96%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.